UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22591

Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

  Apollo Senior Floating Rate Fund Inc. (NYSE: AFT)

  Apollo Tactical Income Fund Inc. (NYSE: AIF)

Annual Report

December 31, 2016

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Manager Commentary (unaudited)

As of December 31, 2016

Dear Shareholders,

We would like to start by saying thank you for your interest in the Apollo Senior Floating Rate Fund Inc. and the Apollo Tactical Income Fund Inc. (the “Funds”). We appreciate the trust and confidence you have placed with us through your investment in the Funds.

Despite a difficult beginning, 2016 ended up being a very positive year for the corporate credit markets with performance for both leveraged loans and high yield bonds exceeding the expectations of most as a number of catalysts played out in their favor. After concerns over commodity prices weighed heavily on high-yield in particular in late 2015, and leading into 2016, a move higher in these prices at a period of low interest rates in mid-February led to heavy inflows of capital into both high yield and leveraged loan mutual funds. This spurred a rally in both loans and bonds that continued, almost without interruption, over the balance of the year; using widely-reference indices, from its low point on February 11th the high yield market rallied +24.5% while from its low point on February 17th the leveraged loan market rallied +11.8%, both through year end. Where certain capital markets had broken down to an extent heading into the year that in many cases new syndications of leveraged loans could not be completed by banks due to a lack of demand, this early-2016 moderation created the type of conditions that allowed these markets to function again, at relatively attractive return profiles, in a manner that begat further, incremental improvement. With price points established and supply at the banks starting to clear, and the commodity environment diffused of much of the volatility that had marked it over the preceding two years, more normalized high yield and loan markets allowed for the kind of investment opportunities that the Funds can most directly benefit from.

There were many elements of both of these markets in 2016 that spoke to both the causes for the extended rally that we experienced and the reasons why this was occurring at all. Leveraged loan funds recorded inflows of $6.3Bn in 2016, including $5.0Bn into exchange-traded funds (“ETFs”), but the annual number does not reflect the timing of inflows which was weighted very heavily towards the back half of the year – inflows were recorded in 23 of the last 26 weeks for a total inflow of $11.8Bn over that period versus an outflow of -$5.6Bn over the first 26 weeks of the year. Concurrently, after reaching a low of 1.36% on July 8th, the yield on the 10Yr US Treasury moved steadily higher over the back half of the year, hitting a high yield for 2016 of 2.60% on December 15th. Regardless of why rates were rising, either ahead of or after the election, the probability we are entering an environment of higher rates is being taken by the market to be rising and as such, floating-rate debt has been in growing demand. This move in interest rates did not, however, present an obstacle to continued outperformance for the high yield market; since the low point for the 10Yr US Treasury, through the end of the year, the high yield market returned +6.6%.

Against this rates backdrop and a broader environment that saw greatly reduced levels of volatility across nearly all of the capital markets towards year-end, fundamentals in the corporate credit market remain resilient. The lagging twelve-month leveraged loan default rate hit a ten-month low of 1.58% by principal amount at month-end December, this after falling for five consecutive months. Of the twenty issuers that defaulted in 2016, more than half were by companies in the oil & gas and metals & mining sectors. If you look at fundamental performance, we see similarly positive performance. Excluding commodity-oriented companies, revenue growth within high yield in Q3 ’16 year over year was +5.8%, while earnings before interest, tax, depreciation and amortization (“EBITDA”) growth was +6.1% year over year; the same analysis put Q3 leverage for non-commodity companies at 4.03x, lower quarter over quarter with higher levels of EBITDA. While this generalizes what is clearly a complicated picture across the various industries represented in the leveraged loan and high yield markets, the default rate remains low in an environment where the capital markets are open to companies looking to refinance debt and optimize capital structures, and fundamentals are generally benign.

Despite what was a broadly positive 2016 for the credit markets, or perhaps because of how well these markets have performed of late, we are expecting to deal with greater volatility than that which presented itself over the preceding three quarters in 2017. With a new administration potentially pursuing divergent policies around tax, trade, etc. against a changing rate environment, in which business models in various industries are regularly changing and coming under pressure from new competitors, the Funds should see the kind of opportunities to invest in the coming year that have historically been fruitful, periods of limited demand from other sources of capital. As such, we regularly work to identify opportunities within businesses where we see value when for market related reasons they become available at attractive prices, while positioning ourselves defensively when valuations may be more stretched.

We appreciate your interest and support in the Funds. If you have any questions about the Funds, please call 1-888-301-3838, or visit our website at www.agmfunds.com.

Sincerely,

Apollo Credit Management, LLC

4  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Financial Data

As of December 31, 2016 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	92.1%
High Yield Bonds	7.0%
Equity/Other	0.9%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.70%
Weighted Average Fixed-Rate Coupon	7.93%
Weighted Average Maturity (in years) (floating assets)	4.81
Weighted Average Maturity (in years) (fixed assets)	5.42
Weighted Average Modified Duration (in years) (fixed assets)	3.13
Average Position Size	$1,832,899
Number of Positions	231
Weighted Average S&P Rating	B
Weighted Average Rating Factor (Moody’s)(h)	2,885

Credit Quality (b)

BBB	0.8%
BB	14.6%
B	69.5%
CCC+ or Lower	11.4%
Not Rated	3.7%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)

High Tech Industries	11.6%
Services: Business	11.3%
Banking, Finance, Insurance & Real Estate	10.6%
Healthcare & Pharmaceuticals	9.9%
Media: Broadcasting & Subscription	9.2%
Total	52.6%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Asurion, LLC	1.6%
Riverbed Technology, Inc.	1.5%
Amwins Group, LLC	1.5%
NVA Holdings, Inc.	1.5%
EIG Investors Corp.	1.4%
BWay Holding Company, Inc.	1.4%
Global Tel* Link Corporation	1.3%
Community Health Systems, Inc.	1.3%
William Morris Endeavor Entertainment, LLC	1.3%
Cortes NP Acquisition Corp.	1.2%
Total	14.0%

Performance Comparison

	Year Ended December 31, 2016	December 31, 2012, to December 31, 2016

AFT - Market Price	24.03%(e)	9.32%(e)(f)
AFT - NAV	15.33%(e)	7.99%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	10.16%	5.11%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value. The weighted average rating factor per Moody’s Investors Service (“Moody’s”) excludes securities with no rating or in default as of December 31, 2016.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at December 31, 2016. The quality ratings reflected were issued by Standard & Poor’s Ratings Group (“S&P”), a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, a nationally recognized statistical rating organization.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of December 31, 2016.

Annual Report  |  5

Apollo Tactical Income Fund Inc.

Financial Data

As of December 31, 2016 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	74.5%
High Yield Bonds	13.6%
Structured Products	10.9%
Equity/Other	1.0%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	5.27%
Weighted Average Fixed-Rate Coupon	6.93%
Weighted Average Maturity (in years) (floating assets)	5.48
Weighted Average Maturity (in years) (fixed assets)	5.03
Weighted Average Modified Duration (in years) (fixed assets)	3.23
Average Position Size	$1,810,889
Number of Positions	223
Weighted Average S&P Rating	B
Weighted Average Rating Factor (Moody’s)(h)	2,937

Credit Quality (b)

BBB	0.7%
BB	16.3%
B	58.3%
CCC+ or Lower	14.2%
Not Rated	10.5%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)

High Tech Industries	11.0%
Service: Business	9.9%
Media: Broadcasting & Subscription	8.6%
Healthcare & Pharmaceuticals	8.5%
Banking, Finance, Insurance & Real Estate	8.4%
Total	46.4%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Anchorage Capital CLO, Ltd.	2.0%
OCP CLO. Ltd.	1.9%
Riverbed Technology, Inc.	1.5%
JFIN CLO, Ltd.	1.4%
Land O’ Lakes Capital Trust I	1.4%
Cortes NP Acquisition Corp.	1.3%
EIG Investors. Corp.	1.3%
Valeant Pharmaceuticals International, Inc.	1.3%
Atlas Senior Loan Fund, Ltd.	1.2%
Pike Corp.	1.2%
Total	14.5%

Performance Comparison

	Year Ended December 31, 2016	Since Inception on February 25, 2013, to December 31, 2016

AIF - Market Price	23.24%(e)	2.53%(e)(f)
AIF - NAV	19.34%(e)	6.71%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	10.16%	3.83%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value. The weighted average rating factor per Moody’s excludes securities with no rating or in default as of December 31, 2016.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at December 31, 2016. The quality ratings reflected were issued by S&P, a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, a nationally recognized statistical rating organization. The Top 5 Industries table above excludes Structured Products which represent 10.9% of the portfolio as of December 31, 2016.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of December 31, 2016.

6  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans - 134.5%(a)
AEROSPACE & DEFENSE - 4.0%
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	4,049,229	4,084,680
Engility Corp.
Term Loan B-1, (LIBOR + 4.25%, 0.00% Floor), 5.02%, 08/12/20(b)	957,727	969,847
Term Loan B-2, (Variable + 4.75%, 1.04% Floor), 5.79%, 08/14/23(b)	1,812,299	1,843,561
PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(b)	1,663,769	1,680,407
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(b)	1,101,291	1,117,811
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,897,815	1,641,610

		11,337,916

AUTOMOTIVE - 3.0%
American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	2,183,053	2,180,782
Innovative XCessories & Services, LLC First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/29/22(b)	1,296,821	1,306,547
Tectum Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/24/23(b)(d)	2,707,966	2,748,586
U.S. Farathane, LLC Term Loan B-2, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/23/21(b)	2,290,250	2,300,751

		8,536,666

BANKING, FINANCE, INSURANCE & REAL ESTATE - 12.9%
Alliant Holdings Intermediate, LLC 2016 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.25%, 08/12/22(b)	1,905,940	1,927,773
Amwins Group, LLC
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/06/19(b)	4,032,275	4,082,255
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/04/20(b)	2,000,000	2,020,010

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
AqGen Island Intermediate Holdings, Inc. First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,457,462	2,460,534
Asurion, LLC
Incremental Tranche B-5 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/23(b)	4,228,526	4,294,068
Replacement B-2 Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.02%, 07/08/20(b)(e)	961,726	971,492
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	1,399,109	1,424,908
CRCI Holdings, Inc. Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 08/31/23(b)	2,244,375	2,249,043
Donnelley Financial Solutions, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/29/23(b)	857,143	867,501
First Data Corp. 2021 New Dollar Term Loan C, (LIBOR + 3.00%, 0.00% Floor), 3.76%, 03/24/21(b)	1,976,165	2,001,548
Henry Company, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/05/23(b)	875,676	886,626
iStar, Inc. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/01/20(b)	1,394,991	1,413,594
Medical Card System, Inc. Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(d)	5,323,315	3,550,474
MMM Holdings, Inc. Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 06/30/19(b)(d)	525,781	513,951
MPH Acquisition Holdings, LLC Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	3,488,637	3,555,305
MSO of Puerto Rico, Inc. Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 06/30/19(b)(d)	382,240	373,640
National Financial Partners Corp. First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/09/23(b)(e)	3,574,850	3,611,492

		36,204,214

See accompanying Notes to Financial Statements.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO - 2.9%
AdvancePierre Foods, Inc. Effective Date Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/02/23(b)	1,032,195	1,050,130
The Chef’s Warehouse, Inc. Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 06/22/22(b)	1,088,380	1,095,868
Constellation Brands Canada, Inc. (Canada) First Lien Initial Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/15/23(b)(c)(e)	500,000	506,407
PFS Holding Corp. First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)	2,987,170	2,875,151
Winebow Holdings, Inc. (The Vintner Group Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	563,714	565,124
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,260,897	2,125,243

		8,217,923

CAPITAL EQUIPMENT - 1.2%
MTS Systems Corp. Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 07/05/23(b)	3,325,000	3,375,922

CHEMICALS, PLASTICS & RUBBER - 3.5%
ASP Chromaflo Intermediate
Holdings, Inc. First Lien Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	329,474	332,770
First Lien Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	428,421	432,708
The Chemours Co. Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)(e)	941,526	939,177
Ineos Styrolution US Holding, LLC Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/21(b)	1,397,839	1,420,554
MacDermid, Inc.
Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	735,405	746,256
Tranche B-5 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/07/20(b)	658,349	666,854

	Principal Amount ($)	Value ($)
CHEMICALS, PLASTICS & RUBBER (continued)
Nexeo Solutions, LLC Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/09/23(b)	1,070,954	1,081,664
PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	1,002,350	1,012,374
PQ Corp. Tranche B-1 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/04/22(b)	1,324,908	1,344,370
Tronox Pigments (Netherlands) B.V. Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/19/20(b)(c)	1,994,841	2,005,503

		9,982,230

CONSTRUCTION & BUILDING - 3.7%
Infiltrator Water Technologies, LLC
Second Lien Term Loan, (LIBOR + 8.75%, 1.00% Floor), 9.75%, 05/26/23(b)	835,131	839,307
Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/27/22(b)	3,832,400	3,865,934
IPS Structural Adhesives Holdings, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/20/23(b)(d)(e)	1,623,060	1,621,031
Morsco, Inc. Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/23(b)	1,951,402	1,970,916
Terra Millenium Corp. Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 12/12/22(b)(d)	2,000,000	1,990,000

		10,287,188

CONSUMER GOODS: DURABLE - 0.6%
Britax U.S. Holdings, Inc. Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/15/20(b)	454,053	388,669
Serta Simmons Holdings, LLC First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23(b)	1,378,907	1,396,143

		1,784,812

CONSUMER GOODS: NON-DURABLE - 2.8%
ABG Intermediate Holdings 2, LLC First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,750,072	3,782,885
Nine West Holdings, Inc. Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	239,923	56,581

8  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
CONSUMER GOODS: NON-DURABLE (continued)
Oak Parent, Inc. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/26/23(b)	1,051,763	1,057,680
Revlon Consumer Products Corp. Initial Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.29%, 09/07/23(b)	2,916,975	2,951,439

		7,848,585

CONTAINERS, PACKAGING & GLASS - 5.4%
Anchor Glass Container Corp. Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 12/07/24(b)(e)	2,000,000	2,045,000
BWAY Holding Co. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/23(b)	5,633,860	5,659,579
Flex Acquisition Co, Inc.
Bridge Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 12/06/25(b)(d)(e)	1,278,000	1,279,598
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/29/23(b)(e)	1,650,320	1,667,681
Hoover Group, Inc. Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/28/21(b)(d)	1,469,354	1,351,806
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(d)	2,579,376	1,908,738
TCB Holdings III Corp. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/30/23(b)	1,166,008	1,181,073

		15,093,475

ENERGY: ELECTRICITY - 1.8%
Vistra Operations Company, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/23(b)	4,071,429	4,126,474
Initial Term Loan C, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/23(b)	928,571	941,126

		5,067,600

ENERGY: OIL & GAS - 3.1%
American Energy - Marcellus, LLC First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	2,712,161	1,500,733
Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	487,214	452,500

	Principal Amount ($)	Value ($)
ENERGY: OIL & GAS (continued)
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	992,308	647,977
EMG Utica, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	1,733,887	1,725,218
HGIM Corp. Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	3,199,623	2,925,000
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(d)(f)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.34%, 10/01/19(b)	123,430	106,397
Sheridan Production Partners I-A L.P.
Deferred Principal Facility I-A, 10/01/19(d)(f)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.45%, 10/01/19(b)	16,355	14,098
Sheridan Production Partners I-M L.P.
Deferred Principal Facility I-M, 10/01/19(d)(f)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.45%, 10/01/19(b)	9,990	8,611
Southcross Energy Partners L.P. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,557,507	1,238,218
Southcross Holdings Borrower, LP Tranche B Term Loan (5.5% PIK), 9.00%, 04/13/23(g)(h)	118,312	92,283

		8,714,494

ENVIRONMENTAL INDUSTRIES - 1.0%
Casella Waste Systems, Inc. Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/17/23(b)	775,510	784,238
Emerald 2, Ltd. (United Kingdom) Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)	2,187,706	1,972,578

		2,756,816

FOREST PRODUCTS & PAPER - 0.9%
Caraustar Industries, Inc. Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,779,949	1,813,323

See accompanying Notes to Financial Statements.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
FOREST PRODUCTS & PAPER (continued)
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	689,628	702,559

		2,515,882

HEALTHCARE & PHARMACEUTICALS - 13.7%
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,849,151	2,763,677
Bioclinica, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(b)	1,788,679	1,792,042
CHS/Community Health Systems, Inc.
Incremental Term Loan F, (LIBOR + 3.25%, 0.00% Floor), 4.18%, 12/31/18(b)(e)	2,900,435	2,859,945
Term Loan A, (LIBOR + 2.50%, 0.00% Floor), 3.43%, 01/25/19(b)(e)	2,497,618	2,467,959
ExamWorks Group, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/27/23(b)	1,485,000	1,496,761
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)	2,515,430	2,207,956
Jaguar Holding Co. II
Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/22(b)	859,696	870,442
Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)	2,731,706	2,728,291
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)	869,565	843,478
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/19/23(b)	561,524	567,841
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	3,497,640	3,348,990
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)(d)	4,728,833	4,711,100
Press Ganey Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 10/21/24(b)	1,250,000	1,275,000

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS (continued)
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/20(b)	2,662,093	2,688,714
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	3,989,924	3,755,516
Valeant Pharmaceuticals International, Inc. (Canada) Delayed Draw First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 4.50%, 04/01/20(b)(c)	140,734	139,081
Tranche B Term Loan Series C-2, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 12/11/19(b)(c)	2,027,695	2,027,877
Tranche B Term Loan Series D-2, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/13/19(b)(c)	374,455	374,830
Tranche B Term Loan Series E-1, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 08/05/20(b)(c)(e)	1,500,000	1,498,856

		38,418,356

HIGH TECH INDUSTRIES - 15.4%
Aptean, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/20/22(b)(e)	1,610,687	1,626,794
Second Lien Term Loan B, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 12/20/23(b)(e)	763,810	764,127
Aricent Technologies (Cayman Islands)
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/14/21(b)(c)(e)	1,403,002	1,362,665
Cortes NP Acquisition Corp.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/30/23(b)	5,000,000	5,075,000
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,972,965	2,941,986
Informatica Corp.
Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	2,829,216	2,822,440
Kronos Incorporated
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/01/23(b)	1,122,807	1,138,599
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/27/22(b)	1,920,176	1,948,979

10  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HIGH TECH INDUSTRIES (continued)
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/27/23(b)	1,000,000	1,015,000
Lanyon Solutions, Inc.
(Lanyon, Inc.) First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/13/20(b)(e)	2,512,094	2,513,664
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	1,745,250	1,749,613
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)(d)	500,000	500,625
ON Semiconductor Corp.
Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 4.02%, 03/31/23(b)	2,202,956	2,235,009
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/25/22(b)(e)	2,997,527	3,023,336
Sophia L.P.
Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/22(b)	2,955,848	2,988,185
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	3,096,040	3,114,756
Triple Point Group Holdings, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/10/20(b)	1,384,346	1,234,380
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 06/16/22(b)	3,975,000	3,979,969
Western Digital Corp.
Term Loan B-1, (LIBOR + 3.75%, 0.75% Floor), 4.52%, 04/29/23(b)	3,184,000	3,239,720

		43,274,847

HOTEL, GAMING & LEISURE - 5.8%
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 5.07%, 07/30/21(b)(c)	2,839,596	2,872,649
Equinox Holdings, Inc.
First Lien New Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/31/20(b)	4,065,882	4,114,164
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)	1,622,979	1,585,107
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)	705,821	711,997

	Principal Amount ($)	Value ($)
HOTEL, GAMING & LEISURE (continued)
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 4.25%, 0.00% Floor), 5.02%, 10/13/21(b)	2,406,250	2,423,551
Scientific Games International, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)	2,232,337	2,264,661
Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 5.83%, 10/01/21(b)	2,364,295	2,398,104

		16,370,233

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.6%
Advantage Sales & Marketing, Inc.
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/25/22(b)	4,000,000	3,917,520
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(d)	3,075,666	2,914,193
F & W Media, Inc.
Initial Term Loan, (LIBOR + 9.50%, 1.25% Floor), 10.75%, 06/30/19(b)	2,218,425	1,830,200
Information Resources, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/20/23(b)(e)	1,503,797	1,516,955

		10,178,868

MEDIA: BROADCASTING & SUBSCRIPTION - 10.2%
Beasley Broadcast Group, Inc.
First Lien Term Loan B, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/01/23(b)(d)	873,028	875,211
CBS Radio, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/17/23(b)	1,403,650	1,420,017
CSC Holdings, LLC
Extended Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.88%, 10/11/24(b)	1,007,495	1,020,088
Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,277,784	1,181,950
Entercom Radio, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/01/23(b)	500,000	507,110
Grande Communications Networks, LLC
Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/29/20(b)	1,970,259	1,985,282
Hargray Communications Group, Inc.
Term Loan B-1, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/26/19(b)	1,994,862	2,021,872

See accompanying Notes to Financial Statements.  |  11

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Hemisphere Media Holdings, LLC
(Intermedia Espanol, Inc.) Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)	2,437,329	2,464,749
Intelsat Jackson Holdings S.A.
(Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(c)	3,564,990	3,458,041
Numericable U.S., LLC (France)
Term Loan B-7, (LIBOR + 4.25%, 0.75% Floor), 5.14%, 01/15/24(b)(c)	3,139,352	3,186,176
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/08/19(b)	1,908,258	1,913,029
Telecommunications Management, LLC
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/20(b)	1,193,626	1,190,272
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(d)	710,475	691,825
WideOpenWest Finance, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/18/23(b)	1,441,576	1,459,077
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	5,188,377	5,253,257

		28,627,956

MEDIA: DIVERSIFIED & PRODUCTION - 0.6%
A-L Parent, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(b)(e)	1,170,141	1,187,693
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/02/24(b)	500,000	503,750

		1,691,443

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 10/14/16(d)(g)(h)	279,932	—

RETAIL - 9.1%
Academy Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	2,853,042	2,646,196

	Principal Amount ($)	Value ($)
RETAIL (continued)
Bass Pro Group, LLC
Asset-Sale Term Loan, (LIBOR + 4.75%, 0.75% Floor), 5.72%, 06/08/18(b)	593,258	593,445
First Lien Term Loan A, (LIBOR + 4.00%, 0.00% Floor), 4.97%, 04/01/22(b)(e)	1,071,397	1,060,683
Initial Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.97%, 12/15/23(b)	728,603	722,749
Belk, Inc.
Closing Date First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/12/22(b)	323,871	280,418
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	3,581,633	1,993,770
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.25%, 10/11/19(b)	1,500,000	1,330,628
J. Crew Group, Inc.
Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/05/21(b)	492,347	282,484
JC Penney Corp., Inc.
2016 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/23/23(b)	3,789,500	3,812,388
Jo-Ann Stores, LLC
Initial Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.26%, 10/20/23(b)	2,758,620	2,784,482
Leslie’s Poolmart, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/16/23(b)	715,598	724,993
Mister Car Wash Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/20/21(b)(e)	712,460	715,872
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/25/20(b)(e)	1,000,000	872,250
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/26/23(b)	2,307,563	2,323,231
Tranche B-2 Term Loan, (LIBOR + 4.25%, 0.00% Floor), 5.14%, 01/26/23(b)	1,600,806	1,612,644
Sears Roebuck Acceptance Corp.
(KMART Corp.) 2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	2,493,573	2,398,506

12  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
RETAIL (continued)
Vince, LLC (Vince Intermediate Holding LLC)
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/27/19(b)(d)(e)	1,475,639	1,431,369

		25,586,108

SERVICES: BUSINESS - 15.8%
Americold Realty Operating Partnership, L.P.
Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/22(b)	3,191,527	3,233,432
Camelot Finance, LP
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/03/23(b)	2,614,145	2,649,540
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	1,366,030	1,347,247
EIG Investors Corp.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/09/23(b)	677,457	673,222
Term Loan, (LIBOR + 5.48%, 1.00% Floor), 6.48%, 11/09/19(b)	5,272,294	5,253,340
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.84%, 04/28/21(b)	884,560	810,757
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.34%, 04/28/22(b)	1,000,000	753,440
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/02/23(b)	3,489,981	3,572,868
GCA Services Group, Inc.
First Lien Term Loan, (Variable + 4.73%, 1.32% Floor), 6.05%, 03/01/23(b)	1,344,305	1,364,476
IBC Capital Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 09/09/21(b)	4,137,433	4,101,230
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%, 1.50% Floor), 7.00%, 05/28/18(b)	1,161,294	1,149,501
Onex Carestream Finance L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/19(b)	2,389,776	2,328,036
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	2,415,389	1,992,696
Packers Holdings, LLC
Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/02/21(b)	1,176,433	1,197,021

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)
SGS Cayman L.P.
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	423,904	418,340
SMG
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.62%, 02/27/20(b)	2,337,987	2,331,558
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/03/23(b)	3,725,494	3,781,377
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,821,071	1,797,170
U.S. Security Associates Holdings, Inc.
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 07/14/23(b)	2,010,229	2,025,306
USS Parent Holding Corp.
Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	152,711	153,793
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	3,461,456	3,485,981

		44,420,331

SERVICES: CONSUMER - 2.8%
Laureate Education, Inc.
Extended Term Loan Series 2021, (LIBOR + 8.00%, 0.00% Floor), 8.87%, 03/17/21(b)	1,989,967	2,001,171
NVA Holdings, Inc.
First Lien Incremental Term Loan B-1, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/21(b)	538,491	541,183
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/21(b)	3,140,528	3,166,045
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	2,308,152	2,317,777

		8,026,176

TELECOMMUNICATIONS - 3.7%
Avaya, Inc.
Term Loan B-7, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 05/29/20(b)	2,147,384	1,873,603
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	5,366,426	5,353,037
GTT Communications, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/13/23(b)(e)	500,000	508,543

See accompanying Notes to Financial Statements.  |  13

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
TELECOMMUNICATIONS (continued)
Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,732,450

		10,467,633

TRANSPORTATION: CARGO - 1.4%
Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)(e)	3,881,371	3,849,039

TRANSPORTATION: CONSUMER - 0.6%
Travel Leaders Group, LLC
Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)	1,687,157	1,684,348

UTILITIES: ELECTRIC - 5.0%
EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/23(b)(e)	2,864,503	2,893,148
Green Energy Partners
Term Loan B-2, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/13/21(b)(d)(e)	340,909	339,205
Green Energy Partners (Stonewall, LLC)
Term Loan B-1, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/13/21(b)(d)(e)	588,273	585,332
Moxie Patriot, LLC
Construction B-1 Advance, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/19/20(b)	3,001,407	2,986,400
Panda Liberty, LLC
Construction B-1 Advance, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 08/21/20(b)	1,780,409	1,760,379

	Principal Amount ($)	Value ($)
UTILITIES: ELECTRIC (continued)
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,097,104	2,110,210
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	2,500,000	2,514,588
WG Partners Acquisition, LLC Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/15/23(b)(d)	874,431	885,362

		14,074,624

Total Senior Loans (Cost $380,231,694)		378,393,685

Corporate Notes and Bonds - 10.2%(g)
AUTOMOTIVE - 0.2%
American Tire Distributors, Inc.
10.25%, 03/01/22(i)	600,000	578,598

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.3%
Crescent Communities, LLC
8.88%, 10/15/21(i)	1,000,000	1,012,500
Donnelley Financial Solutions, Inc.
8.25%, 10/15/24(i)	2,539,000	2,589,780

		3,602,280

CONTAINERS, PACKAGING & GLASS - 0.7%
Reynolds Group Holdings, Inc.
6.88%, 02/15/21	1,999,498	2,057,487

HEALTHCARE & PHARMACEUTICALS - 0.7%
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%, 03/15/20(c)(i)	1,500,000	1,275,000
7.50%, 07/15/21(c)(i)	1,000,000	851,250

		2,126,250

HIGH TECH INDUSTRIES - 1.5%
Riverbed Technology, Inc.
8.88%, 03/01/23(i)	3,000,000	3,180,000
RP Crown Parent, LLC
7.38%, 10/15/24(i)	1,000,000	1,040,000

		4,220,000

HOTEL, GAMING & LEISURE - 0.1%
Scientific Games International, Inc.
7.00%, 01/01/22(i)	253,000	272,607

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%
Acosta, Inc.
7.75%, 10/01/22(i)	1,000,000	845,000

MEDIA: BROADCASTING & SUBSCRIPTION - 3.2%
Columbus International, Inc.
(Barbados)
7.38%, 03/30/21(c)(i)	1,285,000	1,372,239
CSC Holdings, LLC
5.50%, 04/15/27(i)	1,125,000	1,141,875

14  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds(g) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Neptune Finco Corp.
10.13%, 01/15/23(i)	105,000	121,537
10.88%, 10/15/25(i)	293,000	349,403
Radio One, Inc.
7.38%, 04/15/22(i)	1,516,000	1,508,420
9.25%, 02/15/20(i)	1,484,000	1,354,150
SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,103,300
WideOpenWest Finance, LLC
10.25%, 07/15/19	1,000,000	1,057,500

		9,008,424

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(f)(i)(j)	639,000	—

RETAIL - 0.3%
Jo-Ann Stores, LLC
8.13%, 03/15/19(i)	796,000	794,010

SERVICES: BUSINESS - 0.8%
Camelot Finance S.A.
(Luxembourg)
7.88%, 10/15/24(c)(i)	2,080,000	2,158,000

TELECOMMUNICATIONS - 1.1%
Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(i)	2,076,000	2,164,230
GTT Escrow Corp.
7.88%, 12/31/24(i)	788,000	823,618

		2,987,848

Total Corporate Notes and Bonds (Cost $30,559,557)		28,650,504

	Share Quantity	Value ($)

Common Stocks - 0.0%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(d)(f)	991,230	—
ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower, GP LLC(d)(f)	129	—
Southcross Holdings Borrower, LP, Class A-II(d)(f)	129	48,375

		48,375

Total Common Stock (Cost $58,051)		48,375

	Share Quantity	Value ($)
Preferred Stock - 1.4%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%
Watford Holdings, Ltd. (Bermuda) 8.50% (c)(d)(i)	160,000	3,854,496

Total Preferred Stock (Cost $3,920,000)		3,854,496

Total Investments-146.1%		410,947,060
(Cost of $414,769,302) (k)
Other Assets & Liabilities, Net-3.8%		10,862,823
Loan Outstanding-(49.9)%(l)(m)		(140,481,968)

Net Assets (Applicable to Common Shares)-100.0%		281,327,915

See accompanying Notes to Financial Statements.  |  15

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of December 31, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of December 31, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Mister Car Wash Holdings, Inc.	$142,857
TCB Holdings III Corp.	116,601
Team Health Holdings, Inc.	2,050,861
USS Parent Holding Corp.	357,219

Total unfunded loan commitments	$2,667,538

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of December 31, 2016, the 1, 3 and 6 month LIBOR rates were 0.77%, 1.00% and 1.32%, respectively, and the Prime lending rate was 3.75%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(f)	Non-income producing asset.
(g)	Fixed rate asset.
(h)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $29,390,013, or 10.45% of net assets.
(j)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders of record as of January 6, 2016, which was recorded as a cost basis adjustment.
(k)	The aggregate cost of securities for federal income tax purposes was $415,081,880. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$6,368,754
Gross unrealized depreciation	(10,503,574)

Net unrealized depreciation	$(4,134,820)

(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal $141,000,000 less unamortized deferred financing costs of $518,032.

16  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans - 113.5%(a)
AEROSPACE & DEFENSE - 4.1%
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	3,965,684	4,000,404
Engility Corp.
Term Loan B-1, (LIBOR + 4.25%, 0.00% Floor), 5.02%, 08/12/20(b)	957,727	969,847
Term Loan B-2, (Variable + 4.75%, 1.04% Floor), 5.79%, 08/14/23(b)	860,329	875,170
PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(b)	1,663,769	1,680,407
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(b)	1,101,291	1,117,811
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,897,815	1,641,610

		10,285,249

AUTOMOTIVE - 3.2%
American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	1,615,878	1,614,197
Innovative XCessories &
Services, LLC First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/29/22(b)	1,296,821	1,306,547
Tectum Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/24/23(b)(d)	2,707,966	2,748,586
U.S. Farathane, LLC
Term Loan B-2, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/23/21(b) .	2,290,250	2,300,751

		7,970,081

BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.8%
Alliant Holdings Intermediate, LLC
2016 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.25%, 08/12/22(b)	2,338,762	2,365,553
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,457,462	2,460,534

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Asurion, LLC
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)	988,579	1,003,037
Incremental Tranche B-5 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/23(b)	615,763	625,307
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	1,000,000	1,018,440
CRCI Holdings, Inc.
Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 08/31/23(b)	2,244,375	2,249,043
Donnelley Financial Solutions, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/29/23(b)	857,143	867,501
Henry Company, LLC
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/05/23(b)	875,676	886,626
iStar, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/01/20(b)	1,394,991	1,413,594
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(d)	4,913,829	3,277,363
MMM Holdings, Inc.
Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 06/30/19(b)(d)	906,324	885,932
MPH Acquisition Holdings, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	1,939,759	1,976,828
MSO of Puerto Rico, Inc.
Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 06/30/19(b)(d)	658,893	644,068
National Financial Partners Corp.
First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/09/23(b)(e)	3,574,850	3,611,492
SquareTwo Financial Corp.
Term Loan, (10.50% PIK) (LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/24/19(b)(d)(f)	182,497	182,497
Term Loan, (11.00% PIK) (LIBOR +10.00%, 1.00% Floor), 11.00%, 05/01/19(b)(d)(f)	1,819,183	873,208

		24,341,023

BEVERAGE, FOOD & TOBACCO - 2.3%
The Chef’s Warehouse, Inc.
Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 06/22/22(b)	1,088,380	1,095,868

See accompanying Notes to Financial Statements.  |  17

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO (continued)
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)	1,223,049	1,177,185
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(b)	499,800	464,189
Winebow Holdings, Inc. (The Vintner Group Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	563,714	565,124
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,505,795	2,355,447

		5,657,813

CAPITAL EQUIPMENT - 1.4%
MTS Systems Corp.
Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 07/05/23(b)	3,325,000	3,375,922

CHEMICALS, PLASTICS & RUBBER - 0.7%
ASP Chromaflo Intermediate Holdings, Inc.
First Lien Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	329,474	332,770
First Lien Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/20/23(b)	428,421	432,708
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	1,002,350	1,012,374

		1,777,852

CONSTRUCTION & BUILDING - 2.3%
IPS Structural Adhesives Holdings, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 12/20/23(b)(d)(e)	1,623,060	1,621,031
Morsco, Inc.
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/23(b)	1,951,402	1,970,916
Terra Millenium Corp.
Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 12/12/22(b)(d)	2,000,000	1,990,000

		5,581,947

CONSUMER GOODS: DURABLE - 0.6%
Serta Simmons Holdings, LLC
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23(b)	1,378,907	1,396,143

	Principal Amount ($)	Value ($)
CONSUMER GOODS: NON-DURABLE - 1.6%
ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	2,750,072	2,774,135
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	658,474	155,288
Oak Parent, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/26/23(b)	1,051,763	1,057,680

		3,987,103

CONTAINERS, PACKAGING & GLASS - 3.8%
Anchor Glass Container Corp.
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 12/07/24(b)	500,000	511,250
BWAY Holding Co.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/23(b)	3,826,775	3,844,244
Flex Acquisition Co, Inc.
Bridge Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 12/06/25(b)(d)(e)	1,278,000	1,279,597
Hoover Group, Inc.
Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/28/21(b)(d)	763,617	702,528
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(d)	2,579,376	1,908,738
TCB Holdings III Corp.
First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/30/23(b)	1,166,008	1,181,073

		9,427,430

ENERGY: ELECTRICITY - 1.6%
Vistra Operations Company, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/23(b)	3,257,143	3,301,179
Initial Term Loan C, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/23(b)	742,857	752,901

		4,054,080

ENERGY: OIL & GAS - 1.5%
American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	1,383,515	765,547
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	487,214	452,500

18  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
ENERGY: OIL & GAS (continued)
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	992,308	647,977
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	476,525	435,625
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(d)(g)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.34%, 10/01/19(b)	123,430	106,397
Sheridan Production Partners I-A L.P.
Deferred Principal Facility I-A, 10/01/19(d)(g)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.45%, 10/01/19(b)	16,355	14,098
Sheridan Production Partners I-M L.P.
Deferred Principal Facility I-M, 10/01/19(d)(g)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.45%, 10/01/19(b)	9,990	8,611
Southcross Energy Partners L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,557,507	1,238,218
Southcross Holdings Borrower, LP
Tranche B Term Loan (5.5% PIK), 9.00%, 04/13/23(f)(h)	118,312	92,283

		3,764,715

ENVIRONMENTAL INDUSTRIES - 0.8%
Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)	2,187,706	1,972,578

FOREST PRODUCTS & PAPER - 1.0%
Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,294,509	1,318,781
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,175,006	1,197,037

		2,515,818

HEALTHCARE & PHARMACEUTICALS - 11.4%
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,061,552	1,999,706

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS (continued)
Bioclinica, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(b)	1,788,679	1,792,042
CHS/Community Health Systems, Inc.
Incremental Term Loan F, (LIBOR + 3.25%, 0.00% Floor), 4.18%, 12/31/18(b)(e)	1,933,623	1,906,630
Term Loan A, (LIBOR + 2.50%, 0.00% Floor), 3.43%, 01/25/19(b) .	1,807,299	1,785,838
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)	2,515,430	2,207,956
Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)	2,731,706	2,728,291
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)	869,565	843,478
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/19/23(b)	561,524	567,842
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b) .	3,497,640	3,348,990
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)(d)	3,363,933	3,351,318
Press Ganey Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 10/21/24(b)	500,000	510,000
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/03/20(b)	987,363	997,236
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	3,989,924	3,755,516

See accompanying Notes to Financial Statements.  |  19

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HEALTHCARE & PHARMACEUTICALS (continued)
Valeant Pharmaceuticals International, Inc. (Canada)
Delayed Draw First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 4.50%, 04/01/20(b)(c)	578,790	571,989
Tranche B Term Loan Series C-2, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 12/11/19(b)(c)	496,156	496,200
Tranche B Term Loan Series D-2, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/13/19(b)(c)	1,540,087	1,541,627

		28,404,659

HIGH TECH INDUSTRIES - 15.5%
Aptean, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/20/22(b)(e)	1,610,687	1,626,794
Second Lien Term Loan B, (LIBOR + 9.50%, 1.00% Floor), 10.50%, 12/20/23(b)(e)	470,000	470,195
Aricent Technologies (Cayman Islands)
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/14/21(b)(c)(e)	1,403,002	1,362,665
Cortes NP Acquisition Corp.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/30/23(b)	5,000,000	5,075,000
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,973,684	2,942,698
Informatica Corp.
Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	943,072	940,813
Kronos Incorporated
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/01/23(b)	1,122,807	1,138,599
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/27/22(b)	1,920,176	1,948,979
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/27/23(b)	1,000,000	1,015,000
Lanyon Solutions, Inc. (Lanyon, Inc.)
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11/15/21(b)(e)	1,830,197	1,816,471

	Principal Amount ($)	Value ($)
HIGH TECH INDUSTRIES (continued)
Lanyon Solutions, Inc.
(Lanyon, Inc.) First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/13/20(b)(e)	2,389,304	2,390,797
MSC.Software Corp.
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	878,475	880,671
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)(d)	2,550,000	2,553,188
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/25/22(b)(e)	3,497,332	3,527,444
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	3,096,040	3,114,756
Triple Point Group Holdings, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/10/20(b)	1,384,346	1,234,380
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 06/16/22(b)	3,975,000	3,979,969
Western Digital Corp.
Term Loan B-1, (LIBOR + 3.75%, 0.75% Floor), 4.52%, 04/29/23(b)	2,388,000	2,429,790

		38,448,209

HOTEL, GAMING & LEISURE - 4.1%
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 5.07%, 07/30/21(b)(c)	2,000,000	2,023,280
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)	1,450,965	1,417,106
The Intertain Group, Ltd. (The
Intertain Group Finance, LLC) (Canada) Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)	705,821	711,997
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 4.25%, 0.00% Floor), 5.02%, 10/13/21(b)	2,406,250	2,423,551
Scientific Games International, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)	3,562,628	3,614,214

		10,190,148

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.9%
Advantage Sales & Marketing, Inc.
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/25/22(b)	1,069,691	1,047,634

20  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(d)	3,075,666	2,914,193
F & W Media, Inc.
Initial Term Loan, (LIBOR + 9.50%, 1.25% Floor), 10.75%, 06/30/19(b)	2,218,425	1,830,200
Information Resources, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/20/23(b)(e)	1,503,797	1,516,955

		7,308,982

MEDIA: BROADCASTING & SUBSCRIPTION - 8.5%
Beasley Broadcast Group, Inc.
First Lien Term Loan B, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/01/23(b)(d)	873,028	875,211
CBS Radio, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/17/23(b)	1,403,650	1,420,017
Emmis Operating Co.
Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,277,784	1,181,950
Entercom Radio, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/01/23(b)	500,000	507,110
Hemisphere Media Holdings, LLC
(Intermedia Espanol, Inc.) Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)	2,437,329	2,464,749
Intelsat Jackson Holdings S.A.
(Luxembourg) Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(c)	4,082,200	3,959,734
Numericable U.S., LLC (France)
Term Loan B-7, (LIBOR + 4.25%, 0.75% Floor), 5.14%, 01/15/24(b)(c)	3,549,310	3,602,248
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/08/19(b)	1,896,303	1,901,044
Telecommunications Management, LLC
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(d)	1,065,712	1,037,737
William Morris Endeavor
Entertainment, LLC (IMG Worldwide Holdings, LLC) First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	4,159,719	4,211,736

		21,161,536

	Principal Amount ($)	Value ($)
MEDIA: DIVERSIFIED & PRODUCTION - 0.2%
A-L Parent, LLC
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/02/24(b)(e)	500,000	503,750

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 10/14/16(d)(f)(h)	1,286,674	—

RETAIL - 9.1%
Academy Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	2,853,042	2,646,196
Bass Pro Group, LLC
Asset-Sale Term Loan, (LIBOR + 4.75%, 0.75% Floor), 5.72%, 06/08/18(b)	593,258	593,445
First Lien Term Loan A, (LIBOR + 4.00%, 0.00% Floor), 4.97%, 04/01/22(b)(e)	1,071,397	1,060,683
Initial Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.97%, 12/15/23(b)	728,603	722,749
Belk, Inc.
Closing Date First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/12/22(b)	323,871	280,418
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	1,079,338	600,830
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.25%, 10/11/19(b)	1,500,000	1,330,628
J. Crew Group, Inc.
Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/05/21(b)	492,347	282,484
JC Penney Corp., Inc.
2016 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/23/23(b)	2,795,750	2,812,636
Jo-Ann Stores, LLC
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.26%, 10/20/23(b)	2,758,620	2,784,482
Leslie’s Poolmart, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/16/23(b)	715,598	724,993
Mister Car Wash Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/20/21(b)(e)	712,460	715,872

See accompanying Notes to Financial Statements.  |  21

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
RETAIL (continued)
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/25/20(b)(e)	1,000,000	872,250
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/26/23(b)	1,810,069	1,822,359
Tranche B-2 Term Loan, (LIBOR + 4.25%, 0.00% Floor), 5.14%, 01/26/23(b)	1,600,806	1,612,644
Sears Roebuck Acceptance Corp.
(KMART Corp.) 2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	2,493,573	2,398,506
Vince, LLC (Vince Intermediate Holding LLC)
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/27/19(b)(d)(e)	1,475,639	1,431,369

		22,692,544

SERVICES: BUSINESS - 14.6%
Americold Realty Operating Partnership, L.P.
Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/22(b)	3,191,527	3,233,432
Camelot Finance, LP
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/03/23(b)	619,145	627,528
Carecore National, LLC
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	966,686	953,394
EIG Investors Corp.
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/09/23(b)	1,100,166	1,093,290
Term Loan, (LIBOR + 5.48%, 1.00% Floor), 6.48%, 11/09/19(b)	3,859,962	3,846,086
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.84%, 04/28/21(b)	884,560	810,757
Second Lien Initial Term Loan,
(LIBOR + 8.25%, 1.00% Floor), 9.34%, 04/28/22(b)	1,000,000	753,440
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/02/23(b)	3,489,981	3,572,868
GCA Services Group, Inc.
First Lien Term Loan, (Variable + 4.73%, 1.32% Floor), 6.05%, 03/01/23(b)	1,344,305	1,364,476

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)
IBC Capital Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 09/09/21(b)(e)	997,462	988,734
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%, 1.50% Floor), 7.00%, 05/28/18(b)	1,120,742	1,109,361
Onex Carestream Finance L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/19(b)	970,588	945,513
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	4,000,000	3,300,000
SGS Cayman L.P.
Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	423,904	418,340
SMG
Second Lien Term Loan, (LIBOR + 8.25%, 1.13% Floor), 9.38%, 02/27/21(b)	2,458,634	2,452,488
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/03/23(b)	3,310,663	3,360,323
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,821,071	1,797,170
U.S. Security Associates Holdings, Inc.
Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 07/14/23(b)	2,010,229	2,025,306
USS Parent Holding Corp.
Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	152,711	153,791
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)	3,461,456	3,485,981

		36,292,278

SERVICES: CONSUMER - 1.3%
Laureate Education, Inc.
Extended Term Loan Series 2021, (LIBOR + 8.00%, 0.00% Floor), 8.87%, 03/17/21(b)	994,984	1,000,585
NVA Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	2,308,152	2,317,777

		3,318,362

TELECOMMUNICATIONS - 3.2%
Avaya, Inc.
Term Loan B-7, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 05/29/20(b)	2,147,384	1,873,603

22  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
TELECOMMUNICATIONS (continued)
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)(e)	2,562,849	2,556,454
GTT Communications, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/13/23(b)(e)	500,000	508,543
Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	3,000,000	2,927,625

		7,866,225

TRANSPORTATION: CARGO - 1.6%
Carrix, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)(e)	3,881,371	3,849,039

TRANSPORTATION: CONSUMER - 0.7%
Travel Leaders Group, LLC
Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)	1,687,157	1,684,348

UTILITIES: ELECTRIC - 5.7%
EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/23(b)(e)	2,864,503	2,893,148
Green Energy Partners
Term Loan B-2, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/13/21(b)(d)(e)	340,909	339,205
Green Energy Partners
(Stonewall, LLC) Term Loan B-1, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/13/21(b)(d)(e)	588,273	585,332
Moxie Patriot, LLC
Construction B-1 Advance, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/19/20(b)	3,001,407	2,986,400
Panda Liberty, LLC
Construction B-1 Advance, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 08/21/20(b)	1,780,409	1,760,379
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,097,104	2,110,210
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	2,500,000	2,514,588

	Principal Amount ($)	Value ($)
UTILITIES: ELECTRIC (continued)
WG Partners Acquisition, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/15/23(b)(d)	874,431	885,362

		14,074,624

Total Senior Loans (Cost $284,736,810)		281,902,458

Corporate Notes and Bonds - 20.6%(h)
AUTOMOTIVE - 0.6%
American Tire Distributors, Inc.
10.25%, 03/01/22(i)	1,628,000	1,569,929

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%
Crescent Communities, LLC
8.88%, 10/15/21(i)	1,000,000	1,012,500
Donnelley Financial Solutions, Inc.
8.25%, 10/15/24(i)	2,539,000	2,589,780

		3,602,280

BEVERAGE, FOOD & TOBACCO - 2.1%
Land O’Lakes Capital Trust I
7.45%, 03/15/28(i)	4,719,000	5,120,115

CAPITAL EQUIPMENT - 0.6%
Optimas OE Solutions Holding, LLC
8.63%, 06/01/21(i)	2,000,000	1,590,000

CHEMICALS, PLASTICS & RUBBER - 1.7%
TPC Group, Inc. (Texas Petrochemical) 8.75%, 12/15/20(i)	4,957,000	4,213,450

CONSTRUCTION & BUILDING - 0.9%
GCP Applied Technologies, Inc.
9.50%, 02/01/23(i)	1,946,000	2,237,900

CONTAINERS, PACKAGING & GLASS - 0.8%
Reynolds Group Holdings, Inc.
6.88%, 02/15/21	2,000,146	2,058,154

ENERGY: OIL & GAS - 1.4%
Northern Oil and Gas, Inc.
8.00%, 06/01/20	1,519,000	1,268,365
Northern Tier Energy, LLC / Northern Tier
7.13%, 11/15/20	1,804,000	1,882,925
Sidewinder Drilling, Inc.
9.75%, 11/15/19(g)(i)(j)	6,000,000	405,000

		3,556,290

HEALTHCARE & PHARMACEUTICALS - 1.5%
Team Health Holdings, Inc.
7.25%, 12/15/23(i)	1,473,000	1,679,220
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%, 03/15/20(c)(i)	1,500,000	1,275,000
7.50%, 07/15/21(c)(i)	1,000,000	851,250

		3,805,470

See accompanying Notes to Financial Statements.  |  23

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds(h) (continued)
HIGH TECH INDUSTRIES - 1.3%
Riverbed Technology, Inc.
8.88%, 03/01/23(i)	2,000,000	2,120,000
RP Crown Parent, LLC
7.38%, 10/15/24(i)	1,000,000	1,040,000

		3,160,000

HOTEL, GAMING & LEISURE - 0.5%
Hilton Grand Vacations Borrower, LLC
6.13%, 12/01/24(i)	1,100,000	1,148,125

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%
Acosta, Inc.
7.75%, 10/01/22(i)	1,000,000	845,000

MEDIA: BROADCASTING & SUBSCRIPTION - 4.5%
Columbus International, Inc.
(Barbados) 7.38%, 03/30/21(c)(i)	3,285,000	3,508,019
Neptune Finco Corp.
10.13%, 01/15/23(i)	317,000	366,927
10.88%, 10/15/25(i)	877,000	1,045,823
Radio One, Inc.
7.38%, 04/15/22(i)	882,000	877,590
9.25%, 02/15/20(i)	2,484,000	2,266,650
SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,103,300
WideOpenWest Finance, LLC
10.25%, 07/15/19	1,000,000	1,057,500

		11,225,809

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(g)(i)(k)	2,937,000	—

RETAIL - 0.5%
Jo-Ann Stores, LLC
8.13%, 03/15/19(i)	1,208,000	1,204,980

SERVICES: BUSINESS - 0.5%
Camelot Finance S.A. (Luxembourg)
7.88%, 10/15/24(c)(i)	1,080,000	1,120,500

SERVICES: CONSUMER - 0.4%
Laureate Education, Inc.
10.00%, 09/01/19(i)	1,000,000	1,026,250

TELECOMMUNICATIONS - 1.5%
Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(i)	2,743,000	2,859,577
GTT Escrow Corp.
7.88%, 12/31/24(i)	788,000	823,618

		3,683,195

Total Corporate Notes and Bonds (Cost $61,474,092)		51,167,447

	Principal Amount ($)	Value ($)
Structured Products - 16.6%(l)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2,
7.72%, 04/15/27(c)(i)(m)	4,400,000	4,362,389
Series 2015-7A, Class E2,
7.98%, 10/15/27(c)(i)(m)	3,000,000	3,008,988
Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L,
8.41%, 08/15/24(c)(i)(m)	5,000,000	4,680,705
Carlyle Global Market Strategies CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 6.79%,
10/16/25(c)(i)(m)	1,000,000	862,708
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6A, Class D2,
7.43%, 07/15/26(c)(i)(m)	4,000,000	3,620,000
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands)
Series 10A, Class D2, 8.18%,
07/18/27(c)(i)(m)	2,350,000	2,135,224
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.88%,
01/20/25(c)(d)(m)	2,000,000	1,490,200
Series 2015-1A, Class E, 5.96%,
03/15/26(c)(i)(m)	4,500,000	3,748,950
NXT Capital CLO, LLC
Series 2014-1A, Class E, 6.02%,
04/23/26(i)(m)	5,000,000	4,262,350
NZCG Funding, Ltd. (Cayman Islands)
Series 2015-2A, Class D, 7.19%,
04/27/27(c)(i)(m)	1,500,000	1,431,971
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 6.13%,
04/26/26(c)(i)(m)	3,000,000	2,262,015
Series 2016-11A, Class D2,
9.88%, 04/26/28(c)(i)(m)	5,000,000	5,027,710
Teachers Insurance and Annuity Association of America CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class E2,
10.88%, 07/20/28(c)(i)(m)	2,500,000	2,525,000
TIAA Churchill Middle Market CLO I (Cayman Islands)
Series 2016-1A, Class E2,
8.80%, 10/20/28(c)(i)(m)	2,000,000	1,911,724

Total Structured Products (Cost $43,216,047)		41,329,934

24  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

	Share Quantity	Value ($)
Common Stocks - 0.0%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(d)(g)	914,981	—
ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower, GP LLC(d)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(d)(g)	129	48,375

		48,375

Total Common Stock (Cost $58,051)		48,375

	Share Quantity	Value ($)
Preferred Stock - 1.6%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.6%
SquareTwo Financial Corp. 11.63%,(d)(g)	2,647	—
Watford Holdings, Ltd. (Bermuda) 8.50%,(c)(d)(i)	160,000	3,854,496

		3,854,496

Total Preferred Stock (Cost $4,906,669)		3,854,496

Total Investments-152.3%		378,302,710
(Cost of $394,391,669) (n)
Other Assets & Liabilities, Net-3.3%		8,107,259
Loan Outstanding-(55.6)%(o)(p)		(137,986,188)

Net Assets -100.0%		248,423,781

See accompanying Notes to Financial Statements.  |  25

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

December 31, 2016

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of December 31, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of December 31, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Mister Car Wash Holdings, Inc.	$142,857
SquareTwo Financial Corp.	173,034
TCB Holdings III Corp.	116,601
Team Health Holdings, Inc.	2,050,861
USS Parent Holding Corp.	357,219

Total unfunded loan commitments	$2,840,572

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of December 31, 2016, the 1, 3 and 6 month LIBOR rates were 0.77%, 1.00% and 1.32%, respectively, and the Prime lending rate was 3.75%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(g)	Non-income producing asset.
(h)	Fixed rate asset.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $88,594,733, or 35.66% of net assets.
(j)	The issuer is in default of its payment obligations as of December 15, 2016, as such, income is no longer being accrued.
(k)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders of record as of January 6, 2016, which was recorded as a cost basis adjustment.
(l)	Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(m)	Floating rate asset. The interest rate shown reflects the rate in effect at December 31, 2016.
(n)	The aggregate cost of securities for federal income tax purposes was $395,477,478. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$6,695,339
Gross unrealized depreciation	(23,870,107)

Net unrealized depreciation	$(17,174,768)

(o)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(p)	Principal $138,000,000 less unamortized deferred financing costs of $13,812.

26  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Assets and Liabilities

December 31, 2016

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Assets:

Investment securities at fair value (cost $414,769,302 and $394,391,669, respectively)	$410,947,060	$378,302,710
Cash and cash equivalents	20,504,763	11,235,672
Interest receivable	2,630,134	3,154,729
Receivable for investment securities sold	13,825,547	16,768,412
Unrealized appreciation on unfunded transactions (Note 9)	8,745	12,206
Prepaid expenses	78,676	78,913

Total assets	$447,994,925	$409,552,642

Liabilities:

Borrowings under credit facility (principal $141,000,000 and $138,000,000, respectively, less unamortized deferred financing costs of $518,032 and $13,812, respectively) (Note 8)	$140,481,968	$137,986,188
Payable for investment securities purchased	25,072,328	21,906,457
Interest payable	353,683	533,294
Distributions payable to common shareholders	141,498	96,240
Investment advisory fee payable	357,252	326,854
Other payables and accrued expenses due to affiliates	7,466	19,740
Other payables and accrued expenses	252,815	260,088

Total liabilities	166,667,010	161,128,861

Commitments and Contingencies (Note 9)

Net Assets (Applicable to Common Shareholders)	$281,327,915	$248,423,781

Net Assets Consist of:

Paid-in capital ($0.001 par value, 999,998,466 and 1,000,000,000 common shares authorized, respectively, and 15,573,061 and 14,464,026 issued and outstanding, respectively) (Note 6)	$296,701,729	$275,624,904
Undistributed net investment income	556,680	73,008
Accumulated net realized loss from investments	(12,116,997)	(11,197,378)
Net unrealized depreciation on investments and unfunded transactions	(3,813,497)	(16,076,753)

Net Assets (Applicable to Common Shareholders)	$281,327,915	$248,423,781

Number of Common Shares Outstanding	15,573,061	14,464,026
Net Asset Value, per Common Share	$18.07	$17.18

See accompanying Notes to Financial Statements.  |  27

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Operations

For the Year Ended December 31, 2016

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Investment Income:

Interest	$27,772,107	$29,306,217
Dividends	340,000	340,000

Total investment income	28,112,107	29,646,217

Expenses:

Investment advisory fee (Note 3)	4,143,148	3,740,829
Interest and commitment fee expense (Note 8)	2,580,185	2,365,818
Professional fees	342,509	378,038
Administrative services of the Adviser (Note 3)	544,011	536,903
Fund administration and accounting services (Note 3)	268,170	254,744
Insurance expense	329,424	329,424
Amortization of deferred financing costs (Note 8)	251,641	55,942
Board of Directors fees (Note 3)	127,250	122,250
Other operating expenses	156,774	148,233

Total expenses	8,743,112	7,932,181
Expense reimbursement waived by the Adviser (Note 3)	—	—

Net expenses	8,743,112	7,932,181

Net Investment Income	19,368,995	21,714,036

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized loss on investments	(4,249,370)	(7,130,897)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions (Note 9)	22,141,583	24,787,359

Net realized and unrealized gain on investments	17,892,213	17,656,462

Net Increase in Net Assets, Applicable to Common Shareholders, Resulting From Operations	$37,261,208	$39,370,498

28  |   See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$19,368,995	$18,983,488
Net realized loss on investments	(4,249,370)	(4,222,202)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	22,141,583	(17,211,938)

Net increase/(decrease) in net assets from operations	37,261,208	(2,450,652)

Distributions to Common Shareholders

From net investment income	(19,371,331)	(19,103,474)

Total distributions to common shareholders	(19,371,331)	(19,103,474)

Total increase/(decrease) in net assets	$17,889,877	$(21,554,126)

Net Assets Applicable to Common Shares

Beginning of year	263,438,038	284,992,164

End of year	$281,327,915	$263,438,038

Undistributed net investment income	$556,680	$421,196

See accompanying Notes to Financial Statements.  |  29

Apollo Tactical Income Fund Inc.

Statements of Changes in Net Assets

	Year Ended December 31, 2016	Year Ended December 31, 2015

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$21,714,036	$21,341,121
Net realized loss on investments	(7,130,897)	(3,938,152)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	24,787,359	(27,305,029)

Net increase/(decrease) in net assets from operations	39,370,498	(9,902,060)

Distributions to Common Shareholders

From net investment income	(21,941,928)	(22,324,878)
From realized gains on investments	—	(205,727)

Total distributions to common shareholders	(21,941,928)	(22,530,605)

Total increase/(decrease) in net assets	$17,428,570	$(32,432,665)

Net Assets Applicable to Common Shares

Beginning of year	230,995,211	263,427,876

End of year	$248,423,781	$230,995,211

Undistributed net investment income	$73,008	$210,201

30  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statement of Cash Flows

For the Year Ended December 31, 2016

Cash Flows from Operating Activities:

Net increase in net assets from operations	$37,261,208

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	4,249,370
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(22,141,583)
Net amortization/(accretion) of premium/(discount)	(2,046,607)
Purchase of investment securities	(459,913,521)
Proceeds from disposition of investment securities and principal paydowns	456,664,301
Payment-in-kind interest	(53,477)
Amortization of deferred financing costs	251,641
Changes in Operating Assets and Liabilities:
Increase in interest and dividends receivable	(407,943)
Decrease in prepaid expenses	128
Increase in interest payable	19,487
Increase in investment advisory fee payable	3,904
Increase in other payables and accrued expenses due to affiliates	3,603
Decrease in other payables and accrued expenses	(24,051)

Net cash flows provided by operating activities	13,866,460

Cash Flows from Financing Activities:
Proceeds from borrowing	141,000,000
Repayment of credit facility	(149,269,000)
Deferred financing costs	(730,968)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(19,333,926)

Net cash flows used in financing activities	(28,333,894)

Net Decrease in Cash and Cash Equivalents	(14,467,434)

Cash and cash equivalents, beginning of year	34,972,197

Cash and cash equivalents, end of year	$20,504,763

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest and commitment fee	$2,560,698

See accompanying Notes to Financial Statements.  |  31

Apollo Tactical Income Fund Inc.

Statement of Cash Flows

For the Year Ended December 31, 2016

Cash Flows from Operating Activities:

Net increase in net assets from operations	$39,370,498

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	7,130,897
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(24,787,359)
Net amortization/(accretion) of premium/(discount)	(2,453,224)
Purchase of investment securities	(412,431,878)
Proceeds from disposition of investment securities and principal paydowns	411,403,397
Payment-in-kind interest	(189,491)
Amortization of deferred financing costs	55,942
Changes in Operating Assets and Liabilities:
Decrease in interest and dividends receivable	529,426
Increase in interest payable	184,460
Increase in investment advisory fee payable	7,669
Increase in other payables and accrued expenses due to affiliates	14,122
Increase in other payables and accrued expenses	9,057

Net cash flows provided by operating activities	18,843,516

Cash Flows from Financing Activities:
Deferred financing costs	(56,666)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(21,948,441)

Net cash flows used in financing activities	(22,005,107)

Net Decrease in Cash and Cash Equivalents	(3,161,591)

Cash and cash equivalents, beginning of year	14,397,263

Cash and cash equivalents, end of year	$11,235,672

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest	$2,181,358

32  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Financial Highlights

For a Common Share Outstanding

Per Common Share Operating Performance:	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
Net Asset Value, Beginning of Year	$16.92	$18.30	$19.12		$18.73		$17.68

Income from Investment Operations:
Net investment income(a)	1.24	1.22	1.18		1.34		1.39
Net realized and unrealized gain/(loss) on investments	1.15	(1.37)	(0.75)		0.35		1.10
Distributions from net investment income to Series A Preferred Shareholders	—	—	(0.02)		(0.04)		(0.05)

Total from investment operations	2.39	(0.15)	0.41		1.65		2.44

Less Distributions Paid to Common Shareholders from:
Net investment income	(1.24)	(1.23)	(1.23)		(1.26)		(1.38)
Net realized gain on investments	—	—	—		—		(0.01)

Total distributions paid to Common Shareholders	(1.24)	(1.23)	(1.23)		(1.26)		(1.39)

Net Asset Value, End of Year	$18.07	$16.92	$18.30		$19.12		$18.73
Market Value, End of Year	$17.40	$15.15	$16.63		$18.10		$18.77
Total return based on net asset value(b)	15.33%	(0.52)%	2.63%		9.19%		14.23%
Total return based on market value(b)	24.03%	(1.98)%	(1.48)%		3.14%		26.41%
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.21%	3.01%	3.07%		3.00%		3.21%
Ratio of net expenses to average net assets	3.21%	3.01%	3.07%		3.00%		3.18%
Ratio of net investment income to average net assets	7.11%	6.71%	6.22	%(c)	7.03	%(c)	7.51	%(c)
Ratio of net investment income to average net assets net of distributions to Series A Preferred Shareholders	—	—	6.13%		6.80%		7.25%
Supplemental Data:
Portfolio turnover rate	109.5%	66.1%	80.0%		72.0%		66.6%
Net assets at end of year (000’s)	$281,328	$263,438	$284,992		$297,731		$290,822
Senior Securities:
Total Series A Preferred Shares outstanding	—	—	—		1,534		1,534
Liquidation and market value per Series A Preferred Shares	—	—	—		$20,000		$20,000
Asset coverage per share(d)	—	—	—		$294,078		$289,574
Principal loan outstanding (in 000’s)	$141,000	$149,269	$149,269		$122,705		$122,705
Asset coverage per $1,000 of loan outstanding	$2,995 (e)	$2,765 (e)	$2,909	(e)	$3,676	(f)	$3,620	(f)

(a)	Based on weighted average outstanding shares.
(b)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(c)	Net investment income ratio does not reflect payment to preferred shareholders.
(d)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Series A Preferred Shares outstanding.
(e)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

See accompanying Notes to Financial Statements.  |  33

Apollo Tactical Income Fund Inc.

Financial Highlights

For a Common Share Outstanding

Per Common Share Operating Performance:	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$15.97	$18.21	$19.51	$19.10	(b)

Income from Investment Operations:
Net investment income(c)	1.50	1.48	1.50	1.03
Net realized and unrealized gain/(loss) on investments	1.23	(2.16)	(1.14)	0.39

Total from investment operations	2.73	(0.68)	0.36	1.42

Less Distributions Paid to Common Shareholders from:
Net investment income	(1.52)	(1.55)	(1.50)	(0.96)
Net realized gain on investments	—	(0.01)	(0.16)	(0.01)

Total distributions paid to Common Shareholders	(1.52)	(1.56)	(1.66)	(0.97)

Common share offering charges to paid-in capital	—	—	—	(0.04)
Net Asset Value, End of Period	$17.18	$15.97	$18.21	$19.51
Market Value, End of Period	$15.43	$13.89	$15.96	$18.00
Total return based on net asset value(d)	19.34%	(2.91)%	2.63%	7.94	%(e)
Total return based on market value(d)	23.24%	(3.65)%	(2.51)%	(4.90	)%(e)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.36%	2.97%	2.90%	2.58	%(f)
Ratio of net expenses to average net assets	3.36%	2.97%	2.90%	2.55	%(f)
Ratio of net investment income to average net assets	9.20%	8.22%	7.63%	6.38	%(f)
Supplemental Data:
Portfolio turnover rate	111.6%	67.6%	78.7%	72.4	%(e)
Net assets at end of period (000’s)	$248,424	$230,995	$263,428	$282,177
Senior Securities:
Principal loan outstanding (in 000’s)	$138,000	$138,000	$138,000	$138,000
Asset coverage per $1,000 of loan outstanding(g)	$2,800	$2,674	$2,909	$3,045

(a)	From February 25, 2013 (commencement of operations) to December 31, 2013.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

34  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements

December 31, 2016

Note 1. Organization and Operations

Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (individually, a “Fund” or, together, the “Funds”) are corporations organized under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”) as non-diversified, closed-end management investment companies. AFT and AIF commenced operations on February 23, 2011 and February 25, 2013, respectively. Prior to that, the Funds had no operations other than matters relating to their organization and the sale and issuance of 5,236 shares of common stock in each Fund to Apollo Credit Management, LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Funds’ investment adviser and is an affiliate of Apollo Global Management, LLC (“AGM”). The Funds’ common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the symbols “AFT” and “AIF”, respectively.

Investment Objective

AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. Senior Loans are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its managed assets in floating rate Senior Loans and investments with similar economic characteristics. This policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.

AIF’s primary investment objective is to seek current income with a secondary objective of preservation of capital. AIF seeks to achieve its investment objectives primarily by allocating its assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets. This ability to dynamically allocate AIF’s assets may result in AIF’s portfolio becoming concentrated in a particular type of credit instrument (such as Senior Loans or high yield corporate bonds) and substantially less invested in other types of credit instruments. Under normal market conditions, at least 80% of AIF’s managed assets will be invested in credit instruments and investments with similar economic characteristics. For purposes of this policy, “credit instruments” will include Senior Loans, subordinated loans, high yield corporate bonds, notes, bills, debentures, distressed securities, mezzanine securities, structured products (including, without limitation, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and asset-backed securities), bank loans, corporate loans, convertible and preferred securities, government and municipal obligations, mortgage-backed securities, repurchase agreements, and other fixed-income instruments of a similar nature that may be represented by derivatives such as options, forwards, futures contracts or swap agreements. This policy and AIF’s investment objectives are not fundamental and may be changed by the board of directors of AIF (together with the board of directors of AFT, the “Board of Directors” or “Board”) with at least 60 days’ prior written notice provided to shareholders. AIF will seek to preserve capital to the extent consistent with its primary investment objective. AIF’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AIF will achieve its investment objectives.

As a result of the Funds’ classification as “non-diversified” under the Investment Company Act, each Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. Each Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Note 2. Significant Accounting Policies

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and these differences could be material.

Annual Report  |  35

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Fund Valuation

Each Fund’s net asset value (“NAV”) per share will be determined daily generally as of 4:00 pm on each day that the NYSE is open for trading, or at other times as determined by the Board. The NAV of each Fund’s common shares is the total assets of the Fund (including all securities, cash and other assets) minus the sum of the Fund’s total liabilities (including accrued expenses, dividends payable, borrowings and the liquidation value of any preferred stock) divided by the total number of common shares of the Fund outstanding.

Security Valuation

The Funds value their investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. In general, the fair value of a security is the amount that the Funds might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, a Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

Each Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Funds have access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

36  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

The valuation techniques used by the Funds to measure fair value at December 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. Summaries of the Funds’ investments categorized in the fair value hierarchy as of December 31, 2016, are as follows:

Apollo Senior Floating Rate Fund Inc.

Assets	Total Fair Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$20,504,763	$20,504,763	$—	$—
Senior Loans	378,393,685	—	350,118,180	28,275,505
Corporate Notes and Bonds	28,650,504	—	28,650,504	—
Common Stock	48,375	—	—	48,375
Preferred Stock	3,854,496	—	—	3,854,496
Unrealized appreciation on Unfunded Loan Commitments	8,745	—	8,745	—

Total Assets	$431,460,568	$20,504,763	$378,777,429	$32,178,376

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of December 31, 2016:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock

Total Fair Value, beginning of year	$36,863,012	$33,001,459	$35,465	$—	$3,826,088
Purchases, including capitalized PIK	16,157,473	16,099,422	—	58,051	—
Sales	(21,533,614)	(21,533,614)	—	—	—
Accretion/(amortization) of discounts/(premiums)	586,368	586,368	—	—	—
Net realized gain/(loss)	(1,694,024)	(1,694,024)	—	—	—
Change in net unrealized appreciation/(depreciation)	3,217,205	3,233,938	(35,465)	(9,676)	28,408
Transfers into Level 3	8,051,207	8,051,207	—	—	—
Transfers out of Level 3	(9,469,251)	(9,469,251)	—	—	—

Total Fair Value, end of year	$32,178,376	$28,275,505	$—	$48,375	$3,854,496

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the year shown. Warrants held at the beginning of the year have been fully exercised. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at December 31, 2016 was $457,122.

Annual Report  |  37

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of December 31, 2016:

Apollo Senior Floating Rate Fund Inc.

Assets	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$24,725,031	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,550,474	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	—	Recoverability(b)	Wind down costs(b)	$4.6m

Corporate Notes and Bonds	—	Recoverability(b)	Wind down costs(b)	$4.6m

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	48,375	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,854,496	Discounted cash flow(c)	Discount rate(c)	8.97%

Total Fair Value	$32,178,376

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were wind down costs. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.

(c)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

38  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Apollo Tactical Income Fund Inc.

Assets	Total Fair Value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$11,235,672	$11,235,672	$—	$—
Senior Loans	281,902,458	—	251,812,536	30,089,922
Corporate Notes and Bonds	51,167,447	—	51,167,447	—
Structured Products	41,329,934	—	39,839,734	1,490,200
Common Stock	48,375	—	—	48,375
Preferred Stock	3,854,496	—	—	3,854,496
Unrealized appreciation on Unfunded Loan Commitments	12,206	—	8,746	3,460

Total Assets	$389,550,588	$11,235,672	$342,828,463	$35,486,453

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of December 31, 2016:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stock	Preferred Stock	Unfunded Loan Commitments

Total Fair Value, beginning of year	$61,610,980	$31,028,040	$2,833,003	$23,923,849	$—	$3,826,088	$—
Purchases, including capitalized PIK	17,179,650	16,134,930	—	—	58,051	986,669	—
Sales	(19,307,723)	(15,084,823)	—	(4,222,900)	—	—	—
Accretion/(amortization) of discounts/
(premiums)	642,247	538,449	(906)	104,704	—	—	—
Net realized gain/(loss)	(3,433,608)	(1,541,600)	—	(1,892,008)	—	—	—
Change in net unrealized appreciation/
(depreciation)	2,236,910	1,986,068	(2,427,097)	3,645,876	(9,676)	(958,261)	—
Transfers into Level 3	6,694,885	6,691,425	—	—	—	—	3,460
Transfers out of
Level 3	(30,136,888)	(9,662,567)	(405,000)	(20,069,321)	—	—	—

Total Fair Value, end of year	$35,486,453	$30,089,922	$—	$1,490,200	$48,375	$3,854,496	$3,460

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the year shown. Warrants held at the beginning of the year have been fully exercised. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at December 31, 2016 was $(1,002,594).

Annual Report  |  39

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of December 31, 2016:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$25,756,854	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,277,363	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	—	Recoverability(b)	Wind down costs(b)	$4.6m

	1,055,705	Recoverability(c)	Estimated Transaction	N/A
			Value(c)

Corporate Notes and Bonds	—	Recoverability(b)	Wind down costs(b)	$4.6m

Structured Products	1,490,200	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	48,375	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,854,496	Discounted cash flow(d)	Discount rate(d)	8.97%

	—	Recoverability(c)	Estimated Transaction	N/A
			Value(c)

Unfunded Loan Commitments	3,460	Recoverability(c)	Estimated Transaction	N/A
			Value(c)

Total Fair Value	$35,486,453

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and EBITDA based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were wind down costs. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.
(c)	The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.
(d)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

Cash and Cash Equivalents

Cash and cash equivalents of the Funds consist of cash held in bank accounts and liquid investments with maturities, at the date of acquisition, not exceeding 90 days that, at times, may exceed federally insured limits. As of December 31, 2016, cash and cash equivalents were comprised of cash deposited with U.S. financial institutions in which carrying value approximated fair value and are considered to be Level 1 in the fair value hierarchy.

40  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Industry Classifications

The industry classifications of the Funds’ investments, as presented in the accompanying Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Moody’s, and/or as defined by the Funds’ management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications.

Fair Value of Financial Instruments

The fair value of the Funds’ assets and liabilities that qualify as financial instruments under U.S. GAAP approximates the carrying amounts presented in the accompanying Statements of Assets and Liabilities.

Securities Transactions and Investment Income

Securities transactions of the Funds are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest and dividend income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums where applicable using the effective interest rate method over the lives of the respective debt securities.

The Funds hold investments that have designated payment-in-kind (“PIK”) interest. PIK interest is included in interest income and reflected as a receivable in accrued interest up to the payment date. On payment dates, the Funds capitalize the accrued interest receivable as an additional investment and mark it at the fair value associated with the position.

U.S. Federal Income Tax Status

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all of their net investment income and net capital gains, if any, for their tax years. The Funds may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the year ended December 31, 2016, AFT and AIF did not record a U.S. federal excise tax provision. During 2016, excise tax of $2,581 was paid by AFT relating to the 2015 tax year.

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no material effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The statute of limitations on AFT’s federal and state tax filings remains open for the years ended December 31, 2013 to 2016. The statute of limitations on AIF’s federal and state fillings remains open for the years ended December 31, 2013 to 2016.

Distributions to Common Shareholders

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their capital gains and net investment income after the payment of dividends and interest owed with respect to outstanding preferred shares and/or notes or other forms of leverage utilized by the Funds, although for cash management purposes, the Funds may elect to retain distributable amounts and pay excise tax as described above. If the Funds make a long-term capital gain distribution, they will be required to allocate such gain between the common shares and any preferred shares issued by the Funds in proportion to the total dividends paid to each class for the year in which the income is realized.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Funds will make a distribution only if authorized by the Board and declared by the Funds out of assets legally available for these distributions. The Funds may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Funds and their shareholders because it may result in a return of capital to shareholders, which would reduce the Funds’ NAV and, over time, potentially increase the Funds’ expense ratios. If the Funds distribute a return of capital, it means that the Funds are returning to shareholders a portion of their investment rather than making a distribution that is funded from the Funds’ earned income or other profits. The Board may elect to change AFT’s or AIF’s distribution policy at any time.

Annual Report  |  41

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Asset Segregation

In accordance with the Investment Company Act and various SEC and SEC staff interpretive positions, a Fund may “set aside” liquid assets (often referred to as “asset segregation”), or engage in measures in accordance with SEC or Staff guidance, to “cover” open positions with respect to certain kinds of financial instruments that could otherwise be considered “senior securities” as defined in Section 18(g) of the Investment Company Act. With respect to certain derivative contracts that are contractually required to cash settle, for example, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In other circumstances, a Fund may be required to set aside liquid assets equal to such a financial instrument’s full notional value, or enter into appropriate offsetting transactions, while the position is open. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time announced by the SEC or its staff regarding asset segregation. These segregation and coverage requirements could result in a Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and coverage requirements will not limit or offset losses on related positions.

New Accounting Pronouncements

In August 2014, the FASB issued guidance regarding management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new guidance requires that management evaluate each annual and interim reporting period whether conditions exist that give rise to substantial doubt about the entity’s ability to continue as a going concern within one year from the financial statement issuance date, and if so, provide related disclosures. Substantial doubt exists when conditions and events, considered in the aggregate, indicate that it is probable that a company will be unable to meet its obligations as they become due within one year after the financial statement issuance date. The new guidance applies to all companies. The guidance is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. The adoption of this guidance did not have an impact on the financial statements of the Funds.

In November 2016, the FASB issued guidance to reduce diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash. As a result, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning and ending total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Funds are in the process of evaluating the impact that this guidance will have on its financial statements.

Note 3. Investment Advisory, Administration and Other Agreements with Affiliates

Investment Advisory Fee

The Adviser provides certain investment advisory, management and administrative services to the Funds pursuant to investment advisory and management agreements with each of the Funds. For its services, each Fund pays the Adviser monthly at the annual rate of 1.0% of the average daily value of the Fund’s managed assets. Managed assets are defined as the total assets of a Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed (including the liquidation preference of preferred shares) or notes issued). The Adviser may elect from time to time, in its sole discretion, to waive its receipt of the advisory fee from a Fund. If the Adviser elects to waive its compensation, such action may have a positive effect on the Fund’s performance or yield. The Adviser is under no obligation to waive its fees, may elect not to do so, may decide to waive its compensation periodically or may decide to waive its compensation on only one of the Funds at any given time. For the year ended December 31, 2016, the Adviser earned fees of $4,143,148 and $3,740,829 from AFT and AIF, respectively.

Administrative Services and Expense Reimbursements

The Funds and the Adviser have entered into Administrative Services and Expense Reimbursement Agreements pursuant to which the Adviser provides certain administrative services, personnel and facilities to the Funds and performs operational services necessary for the operation of the Funds not otherwise provided by other service providers of the Funds. These services may include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. Pursuant to these agreements, the Funds

42  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Funds. In addition, the Adviser or one of its affiliates may pay certain expenses on behalf of the Funds and then allocate these expenses to the Funds for reimbursement. For the year ended December 31, 2016, the Adviser provided services under these agreements totaling $544,011 and $536,903 for AFT and AIF, respectively, which is shown in the Statements of Operations as administrative services of the Adviser. Included in these amounts is approximately $75,106 and $75,106 for AFT and AIF, respectively, of remuneration for officers of the Funds. The Adviser did not waive the right to expense reimbursements and investment advisory fees for either Fund during the year ended December 31, 2016.

Each Fund has also entered into an Administration and Accounting Services Agreement (the “Administration Agreements”) with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”). Under the Administration Agreements, BNYMIS provides certain administrative services necessary for the operation of the Funds, including maintaining the Funds’ books and records, providing accounting services and preparing regulatory filings. The Funds pay BNYMIS for these services. The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ custodian. BNYMIS serves as the Funds’ transfer agent. BNY Mellon and BNYMIS provided services totaling $268,170 and $254,744 for AFT and AIF, respectively, for the year ended December 31, 2016, which are included in fund administration and accounting services in the Statements of Operations.

Board of Directors Fees

Effective January 1, 2016, on an annual basis, AFT and AIF pay each member of the Board who is not an “interested person” (as defined in the Investment Company Act) of the Funds an annual retainer of $16,000 per Fund, plus $2,000 for each in-person Board meeting of a single Fund ($3,000, or $1,500 per Fund, for a joint meeting of both Funds), plus $1,000 for attendance at telephonic board meetings of a single Fund or participation in special committee meetings of a single Fund not held in conjunction with regularly scheduled Board meetings ($1,500, or $750 per Fund, for a joint meeting of both Funds). In addition, the chairman of the audit committee receives $5,000 per year from each Fund. The Funds also reimburse independent Board members for travel and out-of-pocket expenses incurred in connection with such meetings, and the Funds split the cost of such expenses for meetings involving both AFT and AIF. Included in the Statements of Operations in Board of Directors fees for the year ended December 31, 2016 is $127,250 and $122,250 of expenses related to the Board for each of AFT and AIF, respectively.

Note 4. Investment Transactions

For the year ended December 31, 2016, the cost of investment purchases and proceeds from sales of securities and principal paydowns were as follows:

Fund	Purchases	Sales

Apollo Senior Floating Rate Fund Inc.	$450,050,231	$462,037,293
Apollo Tactical Income Fund Inc.	416,708,558	419,075,191

Note 5. Risks

Senior Loans

Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Funds, and such defaults could reduce the Funds’ NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Funds, a reduction in the value of the investment and a potential decrease in the NAV of the Funds. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Funds could experience delays or limitations with respect to their ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior

Annual Report  |  43

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.

There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933 (the “1933 Act”) or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Funds will be particularly dependent on the analytical abilities of the Adviser.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Funds may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Schedule of Investments.

The Funds may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Funds will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Funds would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Funds being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Corporate Bonds

The Funds may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations, other business entities, governments and municipalities and other issuers. Corporate bonds are issued with varying features and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights, call rights or other rights of the issuer). The Funds’ investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things.

The Adviser expects most of the corporate bonds in which the Funds invest will be high yield bonds (commonly referred to as “junk” bonds). An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The value of intermediate and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

Subordinated Loans

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans

44  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

Structured Products

Investments in structured products involve risks, including credit risk and market risk. When the Funds’ investments in structured products (such as CDOs, CLOs and asset-backed securities) are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) or stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Funds may have the right to receive payments only from the structured product and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that generally affect issuers of securities and capital markets. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Brexit Risk

In a referendum held in June 2016, citizens of the United Kingdom (the “UK”) voted to leave the European Union (the “EU”), creating economic and political uncertainty in its wake. On February 1, 2017, the House of Commons of the UK parliament voted to advance the bill that would give the UK prime minister the authority to invoke Article 50 of the Treaty of Lisbon (the “Treaty”), which enables the UK to enter into negotiations with the EU and begin withdrawal proceedings. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. During, and possibly after, this period, there is likely to be considerable uncertainty as to the position of the UK and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The UK has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the UK. The City of London’s economy is dominated by financial services, some of which may have to move outside of the UK post-referendum (e.g., currency trading, international settlement). Under the referendum, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU.

The impact of the referendum and anticipated withdrawal in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Annual Report  |  45

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Note 6. Common Shares

Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.

	Year Ended December 31, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of period	15,573,061	$296,704,310	15,573,061	$296,705,488
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(2,581)	—	(1,178)

Common shares outstanding, end of period	15,573,061	$296,701,729	15,573,061	$296,704,310

Apollo Tactical Income Fund Inc.

	Year Ended December 31, 2016		Year Ended December 31, 2015

	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of period	14,464,026	$275,624,904	14,464,026	$275,625,794
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	(890)

Common shares outstanding, end of period	14,464,026	$275,624,904	14,464,026	$275,624,904

Dividends declared on common shares with a record date of January 1, 2016 or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 23, 2015	January 14, 2016	January 19, 2016	January 29, 2016	$0.0977	$1,521,488	$1,521,488	—
January 29, 2016	February 12, 2016	February 17, 2016	February 29, 2016	$0.0900	$1,401,575	$1,401,575	—
February 24, 2016	March 16, 2016	March 18, 2016	March 31, 2016	$0.0900	$1,401,575	$1,401,575	—
March 24, 2016	April 15, 2016	April 19, 2016	April 29, 2016	$0.0900	$1,401,575	$1,401,575	—
April 28, 2016	May 16, 2016	May 18, 2016	May 31, 2016	$0.0900	$1,401,575	$1,401,575	—
May 20, 2016	June 16, 2016	June 20, 2016	June 30, 2016	$0.0900	$1,401,575	$1,401,575	—
June 27, 2016	July 15, 2016	July 19, 2016	July 29, 2016	$0.0900	$1,401,575	$1,401,575	—
July 29, 2016	August 17, 2016	August 19, 2016	August 31, 2016	$0.0900	$1,401,575	$1,401,575	—
August 17, 2016	September 16, 2016	September 20, 2016	September 30, 2016	$0.0900	$1,401,575	$1,401,575	—
September 29, 2016	October 17, 2016	October 19, 2016	October 31, 2016	$0.0900	$1,401,575	$1,401,575	—
October 24, 2016	November 15, 2016	November 17, 2016	November 30, 2016	$0.0900	$1,401,575	$1,401,575	—
November 14, 2016	December 15, 2016	December 19, 2016	December 30, 2016	$0.0900	$1,401,575	$1,401,575	—
December 8, 2016	December 15, 2016	December 19, 2016	December 30, 2016	$0.1562	$2,432,518	$2,432,518	—
December 20, 2016	January 17, 2017	January 19, 2017	January 31, 2017	$0.0900	$1,401,575	$1,401,575	—
January 23, 2017*	February 13, 2017	February 15, 2017	February 28, 2017	$0.0900
February 16, 2017*	March 17, 2017	March 21, 2017	March 31, 2017	$0.0900
* Declared subsequent to December 31, 2016.

46  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Apollo Tactical Income Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 23, 2015	January 14, 2016	January 19, 2016	January 29, 2016	$0.1170	$1,692,291	$1,692,291	—
January 29, 2016	February 12, 2016	February 17, 2016	February 29, 2016	$0.1170	$1,692,291	$1,692,291	—
February 24, 2016	March 16, 2016	March 18, 2016	March 31, 2016	$0.1170	$1,692,291	$1,692,291	—
March 24, 2016	April 15, 2016	April 19, 2016	April 29, 2016	$0.1170	$1,692,291	$1,692,291	—
April 28, 2016	May 16, 2016	May 18, 2016	May 31, 2016	$0.1170	$1,692,291	$1,692,291	—
May 20, 2016	June 16, 2016	June 20, 2016	June 30, 2016	$0.1170	$1,692,291	$1,692,291	—
June 27, 2016	July 15, 2016	July 19, 2016	July 29, 2016	$0.1170	$1,692,291	$1,692,291	—
July 29, 2016	August 17, 2016	August 19, 2016	August 31, 2016	$0.1170	$1,692,291	$1,692,291	—
August 17, 2016	September 16, 2016	September 20, 2016	September 30, 2016	$0.1170	$1,692,291	$1,692,291	—
September 29, 2016	October 17, 2016	October 19, 2016	October 31, 2016	$0.1100	$1,591,043	$1,591,043	—
October 24, 2016	November 15, 2016	November 17, 2016	November 30, 2016	$0.1100	$1,591,043	$1,591,043	—
November 14, 2016	December 15, 2016	December 19, 2016	December 30, 2016	$0.1100	$1,591,043	$1,591,043	—
December 8, 2016	December 15, 2016	December 19, 2016	December 30, 2016	$0.1340	$1,938,180	$1,938,180	—
December 20, 2016	January 17, 2017	January 19, 2017	January 31, 2017	$0.1100	$1,591,043	$1,591,043	—
January 23, 2017*	February 13, 2017	February 15, 2017	February 28, 2017	$0.1100
February 16, 2017*	March 17, 2017	March 21, 2017	March 31, 2017	$0.1100
* Declared subsequent to December 31, 2016.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Funds’ capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the fiscal year ended December 31, 2016, permanent differences resulting primarily from non-deductible expenses, defaulted security interest and underlying investment partnership adjustments were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss from Investments	Paid-In Capital

Apollo Senior Floating Rate Fund Inc.	$137,820	$(135,239)	$(2,581)
Apollo Tactical Income Fund Inc.	90,699	(90,699)	—

The tax character of distributions paid by AFT during the fiscal years ended December 31, 2016 and 2015 were as follows:

Apollo Senior Floating Rate Fund Inc.

Distributions paid from Ordinary Income: *	2016	2015

Common Shareholders	$19,371,331	$19,103,474

Total Distributions	$19,371,331	$19,103,474

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Annual Report  |  47

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

The tax character of distributions paid by AIF during the fiscal years ended December 31, 2016 and 2015 were as follows:

Apollo Tactical Income Fund Inc.

Distributions paid from Ordinary Income: *	2016	2015

Common Shareholders	$21,941,928	$22,401,648

Total Distributions	$21,941,928	$22,401,648

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Distributions paid from Long-Term Gains:	2016	2015

Common Shareholders	$—	$128,957

Total Distributions	$—	$128,957

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses

Apollo Senior Floating Rate Fund Inc.	$585,602	$—	$(4,126,075)	$(11,833,341)
Apollo Tactical Income Fund Inc.	553,205	—	(17,162,562)	(10,591,766)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2016, long-term capital loss carryforwards totaled $11,833,341 for AFT and $10,591,766 for AIF, which may be carried forward for an unlimited period.

Unrealized appreciation/(depreciation) and basis of investments for U.S. federal income tax purposes at December 31, 2016 were as follows:

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$415,081,880	$395,477,478

Unrealized appreciation	$6,368,754	$6,695,339
Unrealized depreciation	(10,503,574)	(23,870,107)

Net unrealized appreciation/(depreciation)*	$(4,134,820)	$(17,174,768)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

Note 8. Credit Agreements and Preferred Shares

The Funds utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Funds may obtain leverage by issuing preferred shares and/or notes and may also borrow funds from banks and other financial institutions. The Funds may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Funds’ net income, distributions and/or NAV in relation to market changes. Leverage is a speculative technique that exposes the Funds to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Funds’ portfolios will be magnified due to the use of leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Funds’ NAV, which will be borne entirely by the Funds’ common shareholders. If the Funds issue preferred shares and/or notes or engage in other borrowings, they will have to pay dividends on their shares or interest on their notes or borrowings, which will increase expenses and may reduce the Funds’ return. These dividend payments or interest expenses (which will be borne entirely by the common shareholders) may be greater than the Funds’ return on the underlying investments. The Funds’ leveraging strategy may not be successful.

48  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Apollo Senior Floating Rate Fund Inc.

On May 11, 2016, AFT entered into a $150,000,000 credit facility (the “New Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”) as lender. Under the terms of the New Credit Facility, AFT may borrow a single term loan not to exceed $112,500,000 (the “Term Loan”) and may borrow up to an additional $37,500,000 on a revolving basis (the “Revolving Loans”). AFT has granted a security interest in substantially all of its assets in the event of default under the New Credit Facility. AFT may borrow on a revolving basis until May 11, 2019. Any loans outstanding under the New Credit Facility must be repaid in full on May 11, 2019. The Fund will pay SMBC a quarterly commitment fee equal to 0.15% per annum on the average daily amount of available commitments. As of December 31, 2016, $9,000,000 of the available revolving credit remains undrawn. As of December 31, 2016, AFT has $141,000,000 principal outstanding under the New Credit Facility, which is comprised of a Term Loan of $112,500,000 and three Revolving Loans totaling $28,500,000, all of which bear interest at a rate of three-month LIBOR plus 1.05%.

Prior to May 11, 2016, AFT had a credit facility with JPMorgan Chase Bank, N.A. (“JPM”) as lender and administrative agent. The loan under the credit facility was to be repaid in full no later than May 15, 2016. On May 11, 2016, AFT repaid the outstanding loan balance of $149,269,000 and terminated the credit facility with JPM.

For the year ended December 31, 2016, the average daily principal loan balance outstanding on days where borrowings existed was approximately $141,802,000, the weighted average annual interest rate was 1.79% and the interest expense, which is included on the Statements of Operations in interest expense, was $2,580,185.

The fair value of AFT’s borrowings under the New Credit Facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AFT has determined would be categorized as Level 2 in the fair-value hierarchy.

The New Credit Facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of December 31, 2016, AFT was not aware of any instances of non-compliance related to the New Credit Facility.

In connection with AFT’s entry into the New Credit Facility, certain debt financing costs were incurred by AFT and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Apollo Tactical Income Fund Inc.

On April 22, 2016, AIF entered into a $138,000,000 revolving credit facility with JPM as lender and administrative agent. AIF has granted a security interest in substantially all of its assets in the event of default under the credit facility. AIF may borrow on a revolving basis until April 21, 2017. Any loans outstanding under the credit facility must be repaid in full on April 21, 2017. The loans bear interest at a rate of three-month LIBOR plus 1.00%. As of December 31, 2016, AIF has $138,000,000 principal outstanding, which is the maximum commitment amount under the credit facility.

Prior to April 22, 2016, AIF had a $138,000,000 revolving credit facility with JPM as lender and administrative agent that expired on April 22, 2016. The loans bore interest at a rate of three-month LIBOR plus 1.00%.

For the year ended December 31, 2016, the average daily principal loan balance outstanding on days where borrowings existed was $138,000,000, the weighted average annual interest rate was 1.68% and the interest expense, which is included on the Statements of Operations in interest expense, was $2,365,818.

The fair value of AIF’s borrowings under the credit facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AIF has determined would be categorized as Level 2 in the fair-value hierarchy.

The credit facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of December 31, 2016, AIF was not aware of any instances of non-compliance related to the credit facility.

In connection with AIF’s entry into the credit facility, certain debt financing costs were incurred by AIF and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Annual Report  |  49

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements  (continued)

December 31, 2016

Note 9. General Commitments and Contingencies

As of December 31, 2016, the Funds had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	AFT	AIF
Mister Car Wash Holdings, Inc.	$142,857	$142,857
SquareTwo Financial Corp.*	—	173,034
TCB Holdings III Corp.	116,601	116,601
Team Health Holdings, Inc.**	2,050,861	2,050,861
USS Parent Holding Corp.	357,219	357,219

Total unfunded loan commitments	$2,667,538	$2,840,572

*	Square Two Financial Corp. was held in AIF only.
**	The loan commitment for Team Health Holdings, Inc. bridge loan was subsequently cancelled on January 12, 2017.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Funds’ valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations. For the year ended December 31, 2016, AFT and AIF recorded a net change in unrealized appreciation on unfunded transactions totaling $8,745 and $12,206, respectively.

Note 10. Indemnification

The Funds each have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. Based upon historical experience, the risk of loss from such claims is currently considered remote; however, there can be no assurance that losses will not occur or if claims are made against the Funds the losses will not be material.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

50  |  Annual Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc.:

We have audited the accompanying statements of assets and liabilities of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”), including the schedules of investments, as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian, agent banks and brokers; where replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. as of December 31, 2016, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York

February 24, 2017

  |  51

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information

December 31, 2016 (unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive common stock of the Funds as set forth below, all net investment income dividends and all capital gains distributions declared by the Board will be payable in cash.

A shareholder may elect to have net investment income dividends and capital gains distributions reinvested in common stock of the Funds. To exercise this option, such shareholder must notify BNYMIS, the plan administrator and the Funds’ transfer agent and registrar, in writing so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board for the net investment income dividend and/or capital gains distribution involved.

The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that elects to receive dividends and distributions in additional shares of common stock of the Funds (each a “Participant”). The plan administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the plan administrator’s name or that of its nominee.

The shares are acquired by the plan administrator for a participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Funds (“Newly Issued Shares”) or (ii) by purchase of outstanding shares of common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the dividend payment date, the NAV per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as “market premium”), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares of common stock to be credited to the Participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date the shares are issued, unless the NAV is less than 95% of the then current market price per share, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per share. If, on the dividend payment date, the NAV per share is greater than the market value (such condition being referred to as “market discount”), the plan administrator will invest the dividend amount in shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a Participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the Participant’s account and remit the proceeds to the Participant, the plan administrator is authorized to deduct a $15 transaction fee plus a 5¢ per share brokerage commission from the proceeds.

Shareholders who receive dividends in the form of stock are subject to the same federal, state and local tax consequences as are shareholders who elect to receive their dividends in cash. A shareholder’s basis for determining gain or loss upon the sale of stock received in a dividend from the Funds will be equal to the total dollar amount of the dividend payable to the shareholders. Any stock received in a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder’s account.

Participants may terminate their accounts under the plan by notifying the plan administrator via its website at bnymellon.com/ shareowner, by filling out the transaction request form located at the bottom of the Participant’s statement and sending it to the plan administrator at P.O. Box 30170, College Station, TX 77842 or by calling the plan administrator at 800-331-1710.

The plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. All correspondence, including requests for additional information, concerning the plan should be directed to the plan administrator by mail at P.O. Box 30170, College Station, TX 77842.

Shareholder Tax Information

The Funds are required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the fiscal year ended December 31, 2016, the percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations for Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. were 85.83% and 77.24%, respectively.

52  |  Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Directors and Officers

December 31, 2016 (unaudited)

Directors and Officers

The Board of Directors of each Fund is responsible for the overall supervision of the operations of the Fund and performs the various duties imposed on the directors of investment companies by the Investment Company Act and applicable Maryland law. The directors of each Fund (the “Directors”) are divided into three classes, serving staggered three-year terms. Any vacancy on the Board of Directors may be filled only by a majority of the remaining Directors, except to the extent that the Investment Company Act requires the election of directors by shareholders.

Certain biographical and other information relating to the Directors and Executive Officers of the Funds is set out below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Adviser, specifically AFT and AIF, and other public directorships/ trusteeships.

Directors and Officers Name, Address(1) and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Complex of Funds Overseen by the Director	Other Public Directorships/ Trustee-ship Held by the Director During Past Five Years

INTERESTED DIRECTORS(2)

Barry Cohen (born 1952)	Director and Chairman of the Board	AFT Director since 2011 and AIF Director since 2013; current terms end at the 2018 annual meeting.	President, Elysium Management LLC since 2017. Chief Operating Officer, Apollo Global Securities, LLC since 2011; Managing Director, Apollo Management, L.P. since 2008.	2	None.

INDEPENDENT DIRECTORS(3)

Robert L. Borden (born 1963)	Director	AFT and AIF Director since November 2013; current terms end at the 2017 annual meeting.	Chief Executive Officer and Chief Investment Officer, Delegate Advisors, LLC since 2012.	2	None.

Glenn N. Marchak (born 1956)	Director; Audit Committee Chair	AFT Director since 2011 and AIF Director since 2013; current terms end at the 2019 annual meeting.	Private Investor; Corporate Director/Trustee.	2	Stone Harbor Emerging Markets Income Fund; Stone Harbor Emerging Markets Total Income Fund.

Carl J. Rickertsen (born 1960)	Director; Nominating and Corporate Governance Committee Chair	AFT Director since 2011 and AIF Director since 2013; current terms end at the 2017 annual meeting.	Managing Partner, Pine Creek Partners (private equity investment firm) since 2005.	2	Berry Plastics Group, Inc.; MicroStrategy Incorporated.

Annual Report  |  53

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Directors and Officers  (continued)

December 31, 2016 (unaudited)

Directors and Officers Name, Address(1) and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Complex of Funds Overseen by the Director	Other Public Directorships/ Trustee-ship Held by the Director During Past Five Years

Todd J. Slotkin (born 1953)	Lead Independent Director	AFT Director since 2011 and AIF Director since 2013; current terms end at the 2019 annual meeting.	Managing Director and Global Head, Alvarez & Marsal Asset Management Services, LLC since 2014; Co-Founder and Managing Partner, Newton Pointe Partners (consulting firm) from 2011 to 2014.	2	CBIZ, Inc.

Elliot Stein, Jr. (born 1949)	Director	AFT Director since 2011 and AIF Director since 2013; current terms end at the 2018 annual meeting.	Private Investor; Corporate Director/Trustee.	2	Apollo Investment Corporation; Global Cornerstone Holdings Limited.

EXECUTIVE OFFICERS(4)

Joseph Moroney (born 1971)	President and Chief Investment Officer	AFT since 2011 and AIF since 2013.	Co-Head of Global Performing Credit, Apollo Capital Management L.P. since 2015.	N/A	N/A

Frank Marra (born 1979)	Treasurer and Chief Financial Officer	AFT and AIF since 2014.	Senior Controller and Vice President, Apollo Capital Management, L.P. since 2009.	N/A	N/A

Joseph D. Glatt (born 1973)	Secretary and Chief Legal Officer	AFT since 2011 and AIF since 2013.	Chief Legal Officer, Secretary and Vice President, Apollo Investment Corporation since 2014, 2010 and 2009, respectively; General Counsel, Apollo Capital Management L.P. since 2007.	N/A	N/A

Cindy Michel (born 1973)	Chief Compliance Officer	AFT since 2011 and AIF since 2013.	Chief Compliance Officer and Vice President, Apollo Investment Corporation since 2010; Chief Compliance Officer of Apollo Global Management, LLC since 2014.	N/A	N/A

(1)	The address of each Director and Officer is care of the Apollo Senior Floating Rate Fund Inc. or the Apollo Tactical Income Fund Inc. at 9 West 57th Street, New York, NY 10019.
(2)	“Interested person,” as defined in the Investment Company Act, of the Funds. Mr. Cohen is an interested person of the Funds due to his affiliation with the Adviser.
(3)	“Independent Directors” are directors who are not “interested persons,” as defined in the Investment Company Act, of the Funds.
(4)	Executive officers of the Funds serve at the pleasure of the Board of Directors.

54  |  Annual Report

Important Information About This Report

Investment Adviser

Apollo Credit Management, LLC

9 West 57th Street

New York, NY 10019

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 30170

College Station, TX 77842

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

This report has been prepared for shareholders of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-888-301-3838 and additional reports will be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-888-301-3838 and (ii) on the SEC’s website at http:// www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Report  |  55

Important Information About This Report (continued)

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●	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
●	Website information, including any information captured through our use of “cookies”; and
●	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates and nonaffiliated third parties for our everyday business purposes, such as to process your transactions, maintain your investments in the Funds, and to respond to court orders and legal investigations. We also provide such information to our affiliates, attorneys, banks, auditors, securities brokers and service providers as may be necessary to facilitate the acceptance and management of your account or your investments in the Funds and to enable them to perform services on our behalf. We may also provide your name, address, telephone number, social security number or financial condition information to affiliates or nonaffiliated third parties, such as broker-dealers, engaged in marketing activities on our behalf, such as the solicitation of your investment in future funds managed by Apollo. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Opt-Out Notice. We reserve the right to disclose nonpublic personal information about you to a nonaffiliated third party as discussed above. If you wish to limit the distribution of your personal information with our affiliates and nonaffiliated third parties, as described herein, you may do so by:

●	Calling us at 1-888-301-3838; or
●	Writing us at the following address:

  Apollo Global Management, LLC

  c/o: Apollo Senior Floating Rate Fund Inc., Apollo Tactical Income Fund Inc.

  9 West 57th Street, 43rd Floor, New York, New York 10019

  Attn: Cindy Z. Michel

The ability to opt-out of disclosure of nonpublic personal information about you may not apply to arrangements necessary to effect or administer a transaction in shares of a Fund or maintain or service your account.

If you choose to write to us, your request should include your name, address, telephone number and account number(s) to which the opt-out applies and the extent to which your personal information shall be withheld. If you are a joint account owner we will apply those instructions to the entire account. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If your shares are held in “street name” at a bank or brokerage, we do not have access to your personal information and you should refer to your bank’s or broker’s privacy policies for a statement of the treatment of your personal information.

56  |  Annual Report

9 West 57th Street, New York, NY 10019

1-888-301-3838  ●  www.agmfunds.com

12/31/16

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	No response required.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in paragraph (b) of this Item 2.

(d)

The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item 2.

(e)	Not Applicable.

(f)	The code of ethics is included on the registrant’s website at: www.agmfunds.com

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Glenn A. Marchak and Todd J. Slotkin are qualified to serve as audit committee financial experts serving on its audit committee and that they are “independent,” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2015 and December 31, 2016 were $190,000 and $190,000, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively. The aggregate audit-related fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 to Service Affiliates (as defined below) were $0 and $0, respectively.

Tax Fees

(c)

The aggregate fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,420 and $7,420, respectively. “Tax fees” are for tax services related to reviews of returns and various tax matters. The aggregate tax fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 to Service Affiliates were $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively. The aggregate such all other fees billed in the fiscal years ended December 31, 2015 and December 31, 2016 to Service Affiliates were $0 and $0, respectively.

(e)(1)

All services to be performed for the registrant and all services to be performed for the registrant’s investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (“Service Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant, by the registrant’s principal accountant must be pre-approved by the registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and to Service Affiliates for the fiscal years ended December 31, 2015 and December 31, 2016 were $7,420 and $7,420, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The registrant has a separately designated audit committee consisting solely of independent directors of the registrant. The members of the audit committee are: Glenn N. Marchak (Chairman), Carl J. Rickertsen, Todd J. Slotkin and Elliot Stein, Jr.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are included in this Item.

Proxy Voting Policies and Procedures

of

Apollo Credit Management, LLC

SEC registered advisers that have the authority to vote client proxies (which authority may be implied from a general grant of investment discretion) are required to adopt policies and procedures (i) reasonably designed to ensure that the adviser votes proxies in the best interests of its clients and (ii) that include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of its clients. It is expected that, in most cases, Apollo Credit Management, LLC (the “adviser”) will invest the assets of its clients in securities that do not generally carry voting rights. When a client account does have voting rights in a security, it follows the proxy voting policies and procedures summarized below:

In determining how to vote, officers of the adviser will consult with each other and other investment professionals affiliated with the adviser, taking into account the interests of the adviser’s clients and investors as well as any potential conflicts of interest. The adviser will consult with legal counsel to identify potential conflicts of interest. Where a potential conflict of interest exists, the adviser may, if it so elects, resolve it by following the recommendation of a disinterested third party, including by seeking the direction of the independent directors of the client or, in extreme cases, by abstaining from voting. While the adviser may retain an outside service to provide voting recommendations and to assist in analyzing votes, the adviser does not expect to delegate its voting authority to any third party.

An officer of the adviser will keep a written record of how all such proxies are voted. The adviser will retain records of (1) proxy voting policies and procedures, (2) all proxy statements received (or it may rely on proxy statements filed on the SEC’s EDGAR system in lieu thereof), (3) all votes cast, (4) investor requests for voting information, and (5) any specific documents prepared or received in connection with a decision on a proxy vote. If it uses an outside service, the adviser may rely on such service to maintain copies of proxy statements and records, so long as such service will provide a copy of such documents promptly upon request.

The adviser’s proxy voting policies are not exhaustive and are designed to be responsive to the wide range of issues that may be subject to a proxy vote. In general, the adviser will vote proxies in accordance with these guidelines unless: (1) it has determined otherwise due to the specific and unusual facts and circumstances with respect to a particular vote, (2) the subject matter of the vote is not covered by these guidelines, (3) a material conflict of interest is present, or (4) it is necessary to vote contrary to the general guidelines to maximize shareholder value or the best interests of the adviser’s clients. In reviewing proxy issues, the adviser generally uses the following guidelines:

Elections of Directors: In general, the adviser will vote in favor of the management-proposed slate of directors. If there is a proxy fight for seats on a portfolio company’s board of directors, or the adviser determines that there are other compelling reasons for withholding a vote, it will determine the appropriate vote on the matter. The adviser may withhold votes for directors that fail to act on key issues, such as failure to: (1) implement proposals to declassify a board, (2) implement a majority vote requirement, (3) submit a rights plan to a shareholder vote or (4) act on tender offers where a majority of shareholders have tendered their shares. Finally, the adviser may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement or where, in the adviser’s discretion, the cost of voting will outweigh the perceived benefit.

Appointment of Auditors: The adviser believes that the board of an issuer remains in the best position to choose its independent auditors and the adviser will generally support management’s recommendation in this regard.

Changes in Capital Structure: Changes in an issuer’s charter or by-laws may be required by state or federal regulation. In general, the adviser will cast client votes in accordance with management on such proposals. However, the adviser will consider carefully any proposal regarding a change in corporate structure that is not required by state or federal regulation.

Corporate Restructurings, Mergers and Acquisitions: The adviser believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, the adviser will analyze such proposals on a case-by-case basis and vote in accordance with its perception of client interests.

Proposals Affecting Shareholder Rights: The adviser generally will vote in favor of proposals that give shareholders a greater voice in the affairs of an issuer and oppose any measure that seeks to limit such rights. However, when analyzing such proposals, the adviser will balance the financial impact of the proposal against any impairment of shareholder rights as well as of a client’s investment in the issuer.

Corporate Governance: The adviser recognizes the importance of good corporate governance. Accordingly, the adviser generally will favor proposals that promote transparency and accountability within an issuer.

Anti-Takeover Measures: The adviser will evaluate, on a case-by-case basis, any proposals regarding anti-takeover measures to determine the measure’s likely effect on shareholder value dilution.

Stock Splits: The adviser generally will vote with management on stock split matters.

Limited Liability of Directors: The adviser generally will vote with management on matters that could adversely affect the limited liability of directors.

Social and Corporate Responsibility: The adviser will review proposals related to social, political and environmental issues to determine whether they may adversely affect shareholder value. The adviser may abstain from voting on such proposals where they do not have a readily determinable financial impact on shareholder value.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	As of December 31, 2016, the following individuals have primary responsibility for the day-to-day implementation of the registrant’s investment strategy (the “Portfolio Managers”):

Portfolio Managers	Title	Length of Service	Business Experience for Last 5 Years
Joseph Moroney	President and Chief Investment Officer	Joined Apollo in 2008 Portfolio Manager since registrant’s inception

Mr. Moroney is Co-Head of the Global Performing Credit platform of Apollo Capital Management, L.P. (“Apollo”) and serves as the President and Chief Investment Officer of the registrant. Mr. Moroney joined Apollo in 2008. Prior to that time, Mr. Moroney was employed by Aladdin Capital Management where he most recently served as the Senior Managing Director of its Leveraged Loan Group. Mr. Moroney’s investment management career spans 23 years at various leading financial services firms including Merrill Lynch Investment Managers and MetLife. Mr. Moroney graduated from Rutgers University with a BS in Ceramic Engineering and holds the Chartered Financial Analyst designation.

Bret Leas	Portfolio Manager	Joined Apollo in 2009 Portfolio Manager since registrant’s inception

Mr. Leas is Co-Head of the Structured Credit business of Apollo Capital Management, L.P. (“Apollo”) and serves as a portfolio manager of the registrant. Prior to joining Apollo in 2009, Mr. Leas was a Director at Barclays Capital where he served in a variety of different roles, most recently as a member of the Credit Structuring Group. From 2000 to 2004 he was an attorney at Weil, Gotshal & Manges LLP in the Structured Finance/Derivatives Group, primarily focusing on asset-backed securities, CDOs and credit derivatives. Mr. Leas serves on the Board of Directors of the Make-A-Wish Foundation of Metro New York and Western New York as well as the Board of Directors of Redding Ridge Asset Management. Mr. Leas graduated cum laude from the University of Maryland with a BA in History and received his JD, cum laude, from Georgetown University Law Center.

James Vanek	Portfolio Manager	Joined Apollo in 2008 Portfolio Manager since 2014

Mr. Vanek serves as a portfolio manager of the registrant. Prior to joining the Apollo Capital Management, L.P. in 2008, Mr. Vanek was an Associate Director, Loan Sales & Trading in the Leveraged Finance Group at Bear Stearns. Mr. Vanek graduated from Duke University with a BS in Economics and a BA in Computer Science and received his MBA from Columbia Business School.

(a)(2)	As of December 31, 2016, the Portfolio Managers listed above are also responsible for the day-to-day management of the following (not including the registrant):

Name of Portfolio Manager	Total No. of Accounts Managed	Total Assets(1)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance(2) (3)
Joseph Moroney
Registered Investment Companies:	1	$0.431 billion	None	None
Other Pooled Investment Vehicles:	3	$0.565 billion	3	$0.285 billion
Other Accounts:	1	$0.503 billion	None	None

Bret Leas
Registered Investment Companies:	None	None	None	None
Other Pooled Investment Vehicles:	6	$1.752 billion	4	$1.658 billion
Other Accounts:	3	$0.909 billion	1	$0.143 billion

James Vanek
Registered Investment Companies:	1	$0.431 billion	None	None
Other Pooled Investment Vehicles:	7	$1.513 billion	5	$1.228 billion
Other Accounts:	2	$0.536 billion	None	None

(1)	Total assets represent assets under management as defined by Apollo Global Management, LLC, which includes unfunded commitments.

(2)	Represent the assets under management of the accounts managed that generate incremental fees in addition to advisory fees.

(3)

Joseph Moroney is responsible for the oversight of the Global Performing Credit business which had AUM of $26.1 billion as of December 31, 2016. The disclosures above only reflect those accounts where the Portfolio Managers have direct day to day responsibilities for oversight of the funds.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account.

Certain inherent conflicts of interest arise from the fact that the Portfolio Managers, the Adviser and its affiliates (“Apollo”) provide investment management services both to the registrant and the other Apollo-advised funds, including other funds, client accounts, proprietary accounts and any other investment vehicles that the Adviser and its affiliates may establish from time to time, in which the registrant will not have an interest. The Portfolio Managers, the Adviser and its affiliates may give advice and recommend securities to the other Apollo-advised funds that may differ from advice given to, or securities recommended or bought for, the registrant, even though their investment objectives may be the same or similar to those of the registrant.

The Adviser will seek to manage potential conflicts of interest in good faith; nonetheless, the portfolio strategies employed by the Portfolio Managers, the Adviser and its affiliates in managing the other Apollo-advised funds could conflict with the transactions and strategies employed by the Portfolio Managers in managing the registrant and may affect the prices and availability of the securities and instruments in which the registrant invests. Conversely, participation in specific investment opportunities may be appropriate, at times, for both the registrant and the other Apollo-advised funds. It is the policy of the Adviser to generally share appropriate investment opportunities (and sale opportunities) with the other Apollo-advised funds to the extent consistent with applicable legal requirements. In general, this policy will result in such opportunities being allocated pro rata among the registrant and the other Apollo-advised funds. Nevertheless, investment and/or opportunities may be allocated other than on a pro rata basis, to the extent it is done in good faith and does not, or is not reasonably expected to, result in an improper disadvantage or advantage to one participating Apollo-advised fund as compared to another participating Apollo-advised fund.

In the event investment opportunities are allocated among the registrant and the other Apollo-advised funds, the registrant may not be able to structure its investment portfolio in the manner desired. Although the Adviser endeavors to allocate investment opportunities in a fair and equitable manner, it is possible that the registrant may not be given the opportunity to participate in certain investments made by the other Apollo-advised funds or portfolio managers affiliated with the Adviser. Furthermore, the registrant and the other Apollo-advised funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the registrant and the other Apollo-advised funds. When this occurs, the various prices may be averaged, and the registrant will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the registrant. In addition, under certain circumstances, the registrant may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

It is possible that other Apollo-advised funds may make investments in the same or similar securities at different times and on different terms than the registrant. From time to time, the registrant and the other Apollo-advised funds may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the registrant may benefit the other Apollo-advised funds. For example, the sale of a long position or establishment of a short position by the registrant may impair the price of the same security sold short by (and therefore benefit) one or more Apollo-advised funds, and the purchase of a security or covering of a short position in a security by the registrant may increase the price of the same security held by (and therefore benefit) one or more Apollo-advised funds.

While these conflicts cannot be eliminated, the Adviser, when consistent with fund objectives, guidelines and other fiduciary considerations and when practicable, the registrant and the other Apollo-advised funds may hold investments in the same levels of an issuer’s capital structure in the same proportion at each level.

Although the professional staff of the Adviser will devote as much time to the management of the registrant as the Adviser deems appropriate to perform its obligations, the professional staff of the Adviser may have conflicts in allocating its time and services among the registrant and the Adviser’s other investment vehicles and accounts. The Adviser and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the registrant and/or may involve substantial time and resources of the Adviser and its professional staff. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser and their officers and employees will not be devoted exclusively to the business of the registrant but will be allocated between the business of the registrant and the management of the monies of other clients of the Adviser.

A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he manages. If the structure of the Adviser’s (or its affiliates’) management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance based management fees), the Portfolio Managers may be motivated to favor accounts in which they have investment interests, or in which the Adviser or its affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if a Portfolio Manager manages accounts that have performance fee arrangements, certain portions of his compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The registrant and the Adviser have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include base compensation and discretionary compensation.

Base Compensation. Generally, portfolio managers receive an annual salary that is consistent with the market rate of annual salaries paid to similarly situated investment professionals.

Discretionary Compensation. Portfolio managers also receive discretionary compensation generally consisting of two components: an annual bonus and carried interest.

Annual Bonus. Generally, a portfolio manager receives an annual bonus based on such person’s individual performance, operational performance for the Apollo-advised funds for which such person serves, and such portfolio manager’s impact on the overall operating performance and potential to contribute to long-term value and growth. A portion of each annual bonus may be deferred and, at the discretion of Apollo, may be in the form of cash or equity of an Apollo entity, such as restricted stock units of Apollo Global Management, LLC.

Carried Interest. Generally, a portfolio manager receives carried interests with respect to the Apollo-advised funds for which such person serves as a portfolio manager, subject to standard terms and conditions, including vesting.

(a)(4) Disclosure of Securities Ownership

The dollar range of common stock of the registrant beneficially owned by each Portfolio Manager as of December 31, 2016 was as follows:

Name of Portfolio Manager	Dollar ($) Range of Common Stock Beneficially Owned

Joseph Moroney	$50,001 - $100,000
Bret Leas	$10,001 - $50,000
James Vanek	$50,001 - $100,000

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None in the reporting period.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	3/3/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	3/3/2017

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	3/3/2017